UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	08-31-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report

August 31, 2018

California High-Yield Municipal Fund
Investor Class (BCHYX)
I Class (BCHIX)
Y Class (ACYHX)
A Class (CAYAX)
C Class (CAYCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the 12 months ended August 31, 2018. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional, updated investment and market insights, we encourage you to visit our website, americancentury.com.

Tax Reform, Rising Rates Led to Muted Municipal Bond Returns

Fixed-income investors faced a challenging backdrop as the reporting period unfolded. Early on, improving economic data, along with the Federal Reserve’s (Fed’s) efforts to normalize monetary policy, helped push U.S. Treasury yields higher. In addition to these influences, uncertainty regarding federal tax reform also weighed on the municipal bond (muni) market. Debate surrounding certain provisions related to the muni market pressured returns ahead of Congress’s December 2017 vote on the tax-reform bill. However, the final legislation was devoid of many surprises and left intact the tax-exempt status of most munis.

Heightened market volatility resurfaced in early 2018. Positive economic and jobs data and rising inflation expectations helped drive Treasury yields to their highest levels in several years. In response, the Fed assumed a more hawkish tone and upped its rate-hike outlook for 2018. On the political front, President Trump’s administration announced a series of tariffs that fueled fears of a global trade war, which contributed to the broad market unrest.

Volatility eased somewhat by the end of the reporting period. Tariffs and other geopolitical issues sparked a flight to quality, and Treasury yields retreated from their earlier highs. Overall, a slowdown in muni issuance, particularly in the second half of the period, coupled with healthy investor demand for munis aided returns. For the 12-month period, national and California munis advanced slightly and outperformed Treasuries. Returns for high-yield munis were stronger, bolstered by investor demand for yield.

With inflationary pressures mounting, interest rates rising, and the implications of tax reform still unfolding, fixed-income investors will continue to face evolving opportunities and challenges. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of August 31, 2018
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCHYX	2.38%	6.28%	5.44%	—	12/30/86
S&P Municipal Bond California 50% Investment Grade/50% High Yield Index	—	3.35%	7.33%	—	—	—
Bloomberg Barclays Municipal Bond Index	—	0.49%	4.11%	4.32%	—	—
I Class	BCHIX	2.58%	6.47%	—	5.90%	3/1/10
Y Class	ACYHX	2.59%	—	—	4.77%	4/10/17
A Class	CAYAX					1/31/03
No sales charge		2.12%	6.02%	5.17%	—
With sales charge		-2.46%	5.04%	4.69%	—
C Class	CAYCX	1.36%	5.23%	4.39%	—	1/31/03
Average annual returns since inception are presented when ten years of performance history is not available. Fund returns would have been lower if a portion of the fees had not been waived.

Effective December 31, 2017, the fund's investment advisor selected a different benchmark for comparison purposes. The advisor believes the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index is more reflective of the fund's strategy. Because the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index total return data is first available as of December 30, 2011, returns for the Bloomberg Barclays Municipal Bond Index are also shown to cover the 10 year period.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Growth of $10,000 Over 10 Years
$10,000 investment made August 31, 2008
Performance for other share classes will vary due to differences in fee structure.

Value on August 31, 2018
Investor Class — $16,982

Bloomberg Barclays Municipal Bond Index — $15,263

Since S&P Municipal Bond California 50% Investment Grade/50% High Yield Index total return data is only available from December 2011, it is not included in the line chart. Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.50%	0.30%	0.27%	0.75%	1.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

4

Portfolio Commentary

Portfolio Managers: Alan Kruss, Joseph Gotelli, and Steven Permut

Performance Summary

California High-Yield Municipal returned 2.38%* for the 12 months ended August 31, 2018. By comparison, the S&P Municipal Bond California 50% Investment Grade/50% High Yield Index returned 3.35%. Fund returns reflect operating expenses, while index returns do not.

In general, healthy municipal bond (muni) market fundamentals and favorable supply/demand trends helped the broad muni market overcome several challenges during the period. These challenges included market uncertainty ahead of the December 2017 vote on tax-reform legislation, heightened bond market volatility, and rising U.S. Treasury yields. Investment-grade munis advanced fractionally and generally outperformed U.S. Treasuries and the broad U.S. investment-grade bond market, both of which declined for the period. Lower-quality munis sharply outperformed their higher-quality counterparts, as investor demand for yield boosted performance among riskier securities. Within the broad muni universe, short- and intermediate-maturity munis underperformed longer-maturity securities, and revenue bonds generally outperformed general obligation (GO) bonds.

In addition, California munis modesty outperformed national munis, largely due to the federal tax-reform legislation passed in December 2017. The legislation caps state and local tax deductions, thereby increasing the marginal value of tax-exempt income to California investors. This led to spread tightening between California munis and national munis.

Broad Fiscal Backdrop Remained Healthy; Credit Fundamentals Were Stable

State and local finances in California and across the U.S. remained relatively healthy, as economic growth and employment trends continued to improve. In addition, a recent U.S. Supreme Court ruling allowing states to collect taxes on online sales is likely to aid state finances. Muni issuance declined slightly from year-ago levels, but demand remained healthy, which helped support muni market gains.

In general, muni credit quality trends in California and nationwide remained stable, despite ongoing high-profile credit challenges for certain issuers, such as Illinois and Puerto Rico. Overall, muni defaults were rare, and muni credit-rating upgrades slightly outpaced downgrades. Mounting legacy costs related to pensions and retiree health care obligations may continue to pressure select isolated credits (such as Illinois, New Jersey, and Connecticut), but we do not believe these issues are indicative of a systemic market-wide problem.

Security Selection, Duration Positioning Detracted from Results

Overall, security selection was the primary driver of the portfolio’s underperformance compared with the index. In particular, our selections among charter schools, special tax entities, and tobacco settlement bonds weighed on relative results. Conversely, our security selections among toll facility, airport, and water and sewer bonds aided performance.

The portfolio’s duration positioning was another significant detractor. Specifically, the portfolio’s longer-than-index duration during the first quarter of 2018 (when interest rates took a sharp upward turn) detracted from relative results. As rates stabilized, we maintained this duration strategy through the end of the reporting period to take advantage of reduced muni supply in 2018.

* All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

5

Muni issuance had accelerated in late 2017, as issuers rushed to market ahead of the vote on tax-reform legislation. Consequently, muni supply declined in 2018.

On a positive note, sector allocation contributed to performance. Specifically, underweight positions in higher-quality sectors, including pre-refunded securities and state and local GO bonds, added to performance. An underweight position in the tobacco settlement sector detracted from relative results.

In addition, underweight positions relative to the index in securities with higher-credit-quality ratings also helped performance. Lower-credit-quality securities performed well and generally outperformed higher-quality securities.

Portfolio Positioning

We expect muni issuance to remain relatively subdued, largely due to the effects of tax reform. We also expect demand for munis to remain healthy, particularly in high-tax states, such as California, where the elimination and reduction of certain federal tax deductions may increase the attractiveness of munis. However, with market volatility remaining in play, investors likely will remain somewhat cautious. We expect to maintain our duration and yield curve positions, finding little incentive to alter our strategies in the current environment. We will continue to focus on security selection, generally favoring revenue bonds over GO bonds and seeking attractive opportunities among lower-rated investment-grade munis. As always, fundamental credit research will drive our investment decisions.

6

Fund Characteristics

August 31, 2018
Portfolio at a Glance
Weighted Average Life to Maturity	18.5 years
Average Duration (Modified)	5.6 years

Top Five Sectors	% of fund investments
Special Tax	39%
Hospital	15%
Tobacco Settlement	10%
Toll Facilities	7%
Charter School	6%

Types of Investments in Portfolio	% of net assets
Municipal Securities	98.7%
Other Assets and Liabilities	1.3%

7

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2018 to August 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

	Beginning Account Value 3/1/18	Ending Account Value 8/31/18	Expenses Paid During Period(1) 3/1/18 - 8/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,023.40	$2.55	0.50%
I Class	$1,000	$1,023.50	$1.53	0.30%
Y Class	$1,000	$1,024.50	$1.38	0.27%
A Class	$1,000	$1,022.10	$3.82	0.75%
C Class	$1,000	$1,018.30	$7.63	1.50%
Hypothetical
Investor Class	$1,000	$1,022.69	$2.55	0.50%
I Class	$1,000	$1,023.69	$1.53	0.30%
Y Class	$1,000	$1,023.84	$1.38	0.27%
A Class	$1,000	$1,021.43	$3.82	0.75%
C Class	$1,000	$1,017.64	$7.63	1.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

9

Schedule of Investments

AUGUST 31, 2018

	Principal Amount	Value
MUNICIPAL SECURITIES — 98.7%
California — 97.4%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	$2,400,000	$2,696,400
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,168,180
ABC Unified School District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	1,000,000	944,900
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,373,675
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,273,520
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,277,660
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	2,270,000	2,548,302
Antelope Valley Healthcare District Rev., 5.00%, 3/1/26	5,000,000	5,504,150
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,258,000
Bay Area Toll Authority Rev., VRDN, 2.26%, 9/6/18, resets weekly off the MUNIPSA plus 0.70%	1,450,000	1,454,365
Bay Area Toll Authority Rev., VRDN, 2.66%, 9/6/18, resets weekly off the MUNIPSA plus 1.10%	2,500,000	2,581,650
Bay Area Toll Authority Rev., VRDN, 2.81%, 9/6/18, resets weekly off the MUNIPSA plus 1.25%	1,000,000	1,039,880
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,771,824
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	3,146,153
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/21 (AGM)(1)	1,190,000	1,126,383
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/22 (AGM)(1)	1,220,000	1,121,375
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/23 (AGM)(1)	1,000,000	892,580
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	3,173,744
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.25%, 6/1/46	1,000,000	999,920
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,012,720
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.65%, 6/1/41	1,500,000	1,506,420
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 0.00%, 6/1/46(1)	15,975,000	2,970,232
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	715,000	835,442
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,820,000	1,951,932
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/30	575,000	667,472
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/31	650,000	750,263
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/32	500,000	575,085

10

	Principal Amount	Value
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/33	$575,000	$659,008
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/34	1,250,000	1,426,550
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/35	1,250,000	1,420,500
California Health Facilities Financing Authority Rev., (Adventist Health System / West Obligated Group), 4.00%, 3/1/24	2,250,000	2,449,822
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/26	1,020,000	1,128,140
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.50%, 10/1/20	1,500,000	1,504,470
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/24	1,710,000	1,999,828
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 2.56%, 9/6/18, resets weekly off the MUNIPSA plus 1.00%	2,190,000	2,208,462
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 1.50%, 9/4/18, resets daily off the remarketing agent (LOC: Union Bank N.A.)	1,200,000	1,200,000
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 1.50%, 9/4/18, resets daily off the remarketing agent (LOC: Union Bank N.A.)	3,800,000	3,800,000
California Mobilehome Park Financing Authority Rev., (Millennium Housing of California), 5.50%, 12/15/41	2,000,000	2,001,920
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	2,025,912
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/25	1,210,000	1,404,955
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/26	355,000	415,261
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,885,572
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(2)	2,000,000	2,187,400
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/20	600,000	632,268
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	394,596
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,164,550
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	3,945,303
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	625,000	630,344
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,342,264
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	2,100,000	2,104,158
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	3,884,160
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,664,640
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,748,365
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,656,255

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	Principal Amount	Value
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	$1,750,000	$1,922,585
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,284,040
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,911,605
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,112,210
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,121,060
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	562,990
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	376,821
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	534,615
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	320,088
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,741,408
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(2)	800,000	827,416
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(2)	1,810,000	1,856,245
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(2)	1,805,000	1,842,436
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	945,535
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,471,596
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,041,029
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,905,155
California Pollution Control Financing Authority Rev., (Pacific Gas & Electric Co.), VRDN, 1.48%, 9/4/18, resets daily off the remarketing agent (LOC: TD Bank N.A.)	2,600,000	2,600,000
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	3,772,930
California School Finance Authority Rev., (52nd & Crenshaw LLC), 6.00%, 10/1/49	700,000	746,802
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,392,720
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,335,650
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(2)	985,000	1,088,898
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(2)	1,285,000	1,415,543
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(2)	795,000	873,188
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(2)	400,000	437,540
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(2)	500,000	544,680
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	1,000,000	1,071,000

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	Principal Amount	Value
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(2)	$1,000,000	$1,067,240
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(2)	1,800,000	1,873,548
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(2)	1,565,000	1,615,205
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/54(2)	1,660,000	1,701,218
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	2,525,000	2,550,023
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,534,365
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(2)	4,630,000	4,773,437
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(2)	2,000,000	2,048,840
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	325,000	347,760
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(2)	430,000	451,388
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(2)	1,100,000	1,143,329
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	1,000,000	1,032,080
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/42(2)	2,010,000	1,820,718
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/52(2)	2,190,000	1,922,886
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,711,400
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(2)	1,050,000	1,005,911
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(2)	1,425,000	1,352,211
California School Finance Authority Rev., (Kipp Schools), 4.125%, 7/1/24	420,000	448,993
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/34	500,000	545,220
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/37(2)	1,180,000	1,312,349
California School Finance Authority Rev., (Kipp Schools), 5.125%, 7/1/44	700,000	758,646
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/45(2)	1,650,000	1,786,471
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(2)	500,000	534,255
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(2)	550,000	577,764
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(2)	1,000,000	1,039,390
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/21(2)	940,000	967,241
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	500,000	535,960
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	915,640
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,039,920

13

	Principal Amount	Value
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(2)	$360,000	$377,104
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,165,247
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(2)	1,550,000	1,596,345
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(2)	1,000,000	1,092,350
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(2)	1,870,000	2,023,864
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 4.30%, 6/1/53(2)	2,935,000	2,919,092
California State Public Works Board Rev., 5.00%, 4/1/25	1,500,000	1,663,125
California State Public Works Board Rev., 5.75%, 10/1/31	1,000,000	1,112,770
California State Public Works Board Rev., 5.00%, 12/1/31	975,000	1,067,547
California State Public Works Board Rev., 5.00%, 4/1/37	5,465,000	5,972,097
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,638,509
California State Public Works Board Rev., 5.00%, 9/1/39	7,000,000	7,893,060
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	1,500,000	1,589,580
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	1,785,000	2,024,136
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/43 (GA: American Baptist Homes Foundation)	1,200,000	1,266,804
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	2,400,000	2,594,064
California Statewide Communities Development Authority Rev., (Be.group), 7.25%, 11/15/41(2)	2,500,000	2,644,850
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(2)	2,000,000	2,012,620
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,630,000	2,673,658
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	3,090,000	3,494,234
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(2)	4,450,000	4,928,375
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	1,000,000	1,112,490
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,652,370
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	3,017,260
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,250,000	1,332,250
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	1,500,000	1,599,780
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,104,170
California Statewide Communities Development Authority Rev., (Independence Support LLC), 7.00%, 6/1/45(6)	7,000,000	4,219,180
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.38%, 9/5/18, resets weekly off the remarketing agent	16,945,000	16,945,000

14

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	$3,500,000	$3,788,890
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,233,340
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,511,673
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,090,950
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,837,938
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	5,000,000	5,425,050
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	10,668,834
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	5,001,306
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(2)	10,250,000	11,066,617
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(2)	4,500,000	4,967,145
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,531,070
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/25 (California Mortgage Insurance)	2,500,000	2,539,875
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,786,382
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,517,130
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	346,953
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	360,939
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	368,800
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,088,557
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,124,858
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,091,630
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	4,330,000	4,721,172
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,626,810
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,812,756
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/48	7,330,000	8,113,210

15

	Principal Amount	Value
Capistrano Unified School District Community Facilities District Special Tax, 3.20%, 9/1/44	$1,610,000	$1,424,512
Capistrano Unified School District Community Facilities District Special Tax, 4.00%, 9/1/46	3,000,000	3,045,720
Capistrano Unified School District Community Facilities District Special Tax, (Capistrano Unified School District Community Facilities District No. 98-1B), 3.75%, 9/1/43	1,185,000	1,171,716
Capistrano Unified School District Community Facilities District Special Tax, (Capistrano Unified School District Community Facilities District No. 98-1B), 3.75%, 9/1/44	3,500,000	3,425,905
Capistrano Unified School District Community Facilities District Special Tax, (Capistrano Unified School District Community Facilities District No. 98-1B), 3.75%, 9/1/48	1,610,000	1,561,974
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,409,575
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,478,284
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,548,153
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	595,000	658,802
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	1,000,000	1,105,250
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,020,460
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,115,070
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,171,060
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,138,261
Duarte Unified School District GO, Capital Appreciation, 0.00%, 11/1/23 (AGM)(1)	1,150,000	1,018,981
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,276,431
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	3,113,293
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,250,000	1,371,463
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	3,891,030
El Dorado County Special Tax, 5.00%, 9/1/27	1,055,000	1,197,478
El Dorado County Special Tax, 5.00%, 9/1/29	1,225,000	1,372,025
El Dorado County Special Tax, 5.00%, 9/1/30	1,325,000	1,477,123
El Dorado County Special Tax, 5.00%, 9/1/31	1,280,000	1,421,274
El Dorado County Special Tax, 5.00%, 9/1/32	1,355,000	1,498,562
El Dorado County Special Tax, 4.00%, 9/1/43	1,250,000	1,260,338
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,365,980
El Dorado County Special Tax, 5.00%, 9/1/48	2,850,000	3,117,643
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/22	1,310,000	1,389,792
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/24	1,705,000	1,824,861
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/26	2,140,000	2,284,728
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/43	1,040,000	1,137,282
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/46	3,500,000	3,822,315
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/48	1,250,000	1,362,400
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	590,000	673,332
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,125,220
Escondido Joint Powers Financing Authority Rev., 5.00%, 9/1/31	1,355,000	1,483,657

16

	Principal Amount	Value
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	$4,325,000	$4,717,061
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/33	530,000	592,794
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/38	845,000	933,387
Folsom Ranch Financing Authority Special Tax, (Folsom CA-Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,842,533
Fontana Special Tax, 5.00%, 9/1/46	1,000,000	1,105,080
Fontana Special Tax, (Fontana Community Facilities District No. 31 Citrus Heights North), 5.00%, 9/1/35	1,365,000	1,529,455
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	4,000,000	4,681,880
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	27,500,000	31,985,250
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(3)	2,200,000	2,021,030
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	2,155,800
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23, resets off the remarketing agent	3,750,000	4,205,587
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,274,890
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,178,100
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,500,000	1,690,710
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	1,000,000	1,139,480
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,148,330
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,669,380
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,545,000	1,774,510
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,305,270
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	10,000,000	10,280,500
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/47	19,000,000	19,532,950
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	7,500,000	7,824,750
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(1)	45,000,000	7,988,850
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	380,874
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,263,737
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,164,442
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	2,915,368
Hesperia Public Financing Authority Tax Allocation, 5.50%, 9/1/32 (XLCA)	3,000,000	3,004,590
Hesperia Public Financing Authority Tax Allocation, 5.50%, 9/1/37 (XLCA)	2,025,000	2,028,078
Huntington Beach Community Facilities District Special Tax, 5.375%, 9/1/33	1,700,000	1,857,760
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,631,425
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,000,000	1,052,990
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,500,000	1,573,020
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 6.75%, 8/15/46	2,500,000	2,754,100

17

	Principal Amount	Value
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 5.00%, 10/15/47	$4,000,000	$4,223,040
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,237,306
Irvine Special Assessment, 5.00%, 9/2/24	700,000	772,534
Irvine Special Assessment, 5.00%, 9/2/26	600,000	655,932
Irvine Special Assessment, 5.00%, 9/2/29	700,000	763,098
Irvine Special Assessment, 5.00%, 9/2/30	350,000	380,702
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,640,415
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,079,850
Irvine Special Tax, 5.00%, 9/1/44	500,000	538,525
Irvine Special Tax, 4.00%, 9/1/45	7,500,000	7,581,825
Irvine Special Tax, 5.00%, 9/1/49	4,500,000	4,834,170
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	632,830
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	805,420
Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	479,002
Irvine Unified School District Special Tax, 5.00%, 9/1/34	500,000	563,990
Irvine Unified School District Special Tax, 6.70%, 9/1/35	515,000	549,309
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	3,876,285
Jurupa Community Services District Special Tax, 5.00%, 9/1/37	250,000	264,325
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,764,473
Jurupa Community Services District Special Tax, 5.00%, 9/1/42	1,000,000	1,054,630
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/42	1,000,000	1,104,850
Jurupa Unified School District Special Tax, 3.625%, 9/1/42	1,300,000	1,246,583
Jurupa Unified School District Special Tax, 4.00%, 9/1/47	1,000,000	1,007,520
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,153,053
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,734,858
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	4,023,110
Lake Elsinore Facilities Financing Authority Special Tax, 4.00%, 9/1/44	535,000	541,859
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/34	535,000	581,026
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	2,098,904
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42	600,000	609,060
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47	900,000	910,170
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/27	450,000	513,594
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/28	505,000	573,407
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/30	1,300,000	1,464,229
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/32	1,510,000	1,690,807
Lammersville Joint Unified School District Special Tax, 6.00%, 9/1/43	1,250,000	1,431,888
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/47	3,750,000	4,110,862
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37	1,150,000	1,480,763
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	620,000	623,807

18

	Principal Amount	Value
Los Angeles County COP, 5.00%, 3/1/23	$1,000,000	$1,136,940
Los Angeles County Schools COP, 5.00%, 6/1/19 (AGM)	1,200,000	1,230,804
Los Angeles County Schools COP, 5.00%, 6/1/20 (AGM)	1,305,000	1,381,225
Los Angeles County Schools COP, 5.00%, 6/1/21 (AGM)	1,895,000	2,061,608
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/30	3,500,000	3,966,515
Los Angeles Department of Water & Power System Rev., VRDN, 1.34%, 9/4/18, resets daily off the remarketing agent (SBBPA: Bank of America N.A.)	4,800,000	4,800,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	350,000	388,399
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,330,791
M-S-R Energy Authority Rev., 7.00%, 11/1/34	1,700,000	2,411,059
M-S-R Energy Authority Rev., 6.50%, 11/1/39	4,000,000	5,618,360
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	215,000	230,003
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	125,000	133,946
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	225,000	244,357
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	100,000	108,761
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	120,819
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	110,030
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	276,788
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	289,099
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	195,050
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	128,631
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	151,101
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	112,449
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	112,987
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	111,915
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	377,801
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	275,330
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	439,744
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	271,923
Menifee Union School District Special Tax, 5.00%, 9/1/43	1,000,000	1,102,630
Menifee Union School District Special Tax, 5.00%, 9/1/48	1,500,000	1,650,030
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,368,048
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/26	755,000	866,997

19

	Principal Amount	Value
Menifee Union School District Public Financing Authority Special Tax, 4.00%, 9/1/27	$420,000	$449,312
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/28	325,000	370,984
Moorpark Rev., (Villa del Arroyo Moorpark LLC), 6.50%, 5/15/41	4,000,000	4,355,240
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	719,085
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	902,418
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,867,918
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	2,530,000	2,857,863
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	1,953,610
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,144,838
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,292,757
Napa Special Tax, 4.00%, 9/1/25	155,000	166,732
Napa Special Tax, 4.00%, 9/1/26	365,000	391,561
Napa Special Tax, 4.00%, 9/1/33	315,000	325,089
Napa Special Tax, 4.00%, 9/1/34	400,000	412,192
Napa Special Tax, 4.00%, 9/1/42	2,270,000	2,314,696
Napa Special Tax, 4.00%, 9/1/47	4,070,000	4,119,084
Norman Y Mineta San Jose International Airport SJC Rev., 5.25%, 3/1/34	2,605,000	2,808,242
Northern California Power Agency Rev., 5.00%, 7/1/31	1,090,000	1,205,911
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	4,380,000	4,341,193
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	443,855
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,256,673
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,000,000	1,089,200
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,088,240
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	542,710
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,404,430
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	2,006,000
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,147,692
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	998,260
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	4,000,000	4,415,200
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	10,916,300
Orange County Community Facilities District Special Tax, 5.00%, 8/15/47	2,550,000	2,830,398
Oxnard Financing Authority Rev., 5.00%, 6/1/34 (AGM)	2,750,000	3,070,127
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	400,000	449,704
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/24 (BAM)	475,000	555,204

20

	Principal Amount	Value
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/25 (BAM)	$850,000	$1,009,358
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/26 (BAM)	600,000	721,656
Palm Springs Financing Authority Rev., 5.00%, 6/1/35	4,000,000	4,362,160
Palomar Health Rev., 5.00%, 11/1/27	2,005,000	2,252,998
Palomar Health Rev., 5.00%, 11/1/36	8,465,000	9,195,953
Palomar Health Rev., 4.00%, 11/1/39	8,875,000	8,712,854
Palomar Health Rev., 5.00%, 11/1/39	8,250,000	8,914,290
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,330,210
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,350,951
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	10,863,700
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,233,913
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,141,320
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,492,387
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,728,491
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,174,745
Pleasant Valley School District/Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	5,879,602
Poway Unified School District Special Tax, 3.375%, 9/1/42	2,475,000	2,259,279
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	995,000	1,084,888
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	990,000	1,077,516
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,245,000	1,354,261
Rancho Cordova Special Tax, 4.00%, 9/1/22	400,000	426,088
Rancho Cordova Special Tax, 4.00%, 9/1/23	650,000	698,939
Rancho Cordova Special Tax, 4.00%, 9/1/24	500,000	540,030
Rancho Cordova Special Tax, 4.00%, 9/1/26	1,000,000	1,072,040
Rancho Cordova Special Tax, 4.00%, 9/1/27	425,000	452,192
Rancho Cordova Special Tax, 4.00%, 9/1/29	1,280,000	1,340,634
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,398,587
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	3,059,670
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,299,096
Rancho Cordova Special Tax, 4.00%, 9/1/45	1,025,000	1,028,844
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,354,875
Redding Electric System Rev., 5.00%, 6/1/21	400,000	436,744
Redding Electric System Rev., 5.00%, 6/1/23	740,000	847,085
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,460,930
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/35	2,550,000	2,807,091
Rio Elementary School District Community Facilities District Special Tax, 5.50%, 9/1/39	1,785,000	1,992,970
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/38	1,070,000	1,179,814
Rio Vista Community Facilities District Special Tax, 5.00%, 9/1/48	1,190,000	1,307,465
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,744,825
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,349,750

21

	Principal Amount	Value
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	$1,035,000	$1,103,445
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,665,354
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,479,612
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,220,378
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	3,000,000	3,154,740
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	3,008,746
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	591,964
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	554,000
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	770,360
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	1,223,387
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	1,762,300
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,607,856
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,853,015
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,141,694
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,171,382
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,386,413
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,818,570
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,327,600
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/48	3,250,000	3,598,497
Roseville Special Tax, 5.00%, 9/1/32(2)	1,265,000	1,370,653
Roseville Special Tax, 5.00%, 9/1/37	1,250,000	1,372,663
Roseville Special Tax, 5.00%, 9/1/38	1,650,000	1,816,353
Roseville Special Tax, 5.00%, 9/1/44	1,650,000	1,771,605
Roseville Special Tax, 5.00%, 9/1/47(2)	6,500,000	6,946,225
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	3,144,533
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/48	2,030,000	2,243,657
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27	5,000,000	5,716,950
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,074,971
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,442,600
Sacramento Special Tax, 5.00%, 9/1/47(2)	1,900,000	1,998,287
Sacramento County Special Tax, 5.00%, 9/1/29	1,000,000	1,135,460
Sacramento County Special Tax, 5.00%, 9/1/30	1,170,000	1,321,679
Sacramento County Special Tax, 5.00%, 9/1/31	1,355,000	1,525,053
Sacramento County Special Tax, 5.00%, 9/1/32	665,000	744,627
Sacramento County Special Tax, 5.00%, 9/1/35	2,335,000	2,605,019
Sacramento County Special Tax, 5.00%, 9/1/40	2,325,000	2,544,178

22

	Principal Amount	Value
Sacramento County Special Tax, 5.00%, 9/1/40	$3,000,000	$3,327,390
Sacramento County Special Tax, 5.00%, 9/1/45	4,645,000	5,069,414
Sacramento County Special Tax, 5.00%, 9/1/46	3,385,000	3,682,068
Sacramento Transportation Authority Rev., 5.00%, 10/1/24	1,055,000	1,181,684
San Bernardino County Special Tax, 5.00%, 9/1/33	3,000,000	3,278,490
San Bernardino County Special Tax, 4.00%, 9/1/42	700,000	707,910
San Bernardino County Special Tax, 4.00%, 9/1/48	1,000,000	1,006,760
San Bernardino County Special Tax, (San County Bernardino Community Facilities District No. 2006-1), 5.00%, 9/1/43(4)	1,300,000	1,436,084
San Bernardino County Special Tax, (San County Bernardino Community Facilities District No. 2006-1), 5.00%, 9/1/48(4)	1,200,000	1,321,716
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/21 (AGM)	3,900,000	4,280,484
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/23 (AGM)	2,425,000	2,765,615
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	11,100,000	12,325,329
San Clemente Special Tax, 5.00%, 9/1/46	7,620,000	8,249,488
San Diego Special Tax, 5.00%, 9/1/37	975,000	1,068,327
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	971,564
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	606,029
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	823,223
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,269,182
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,259,400
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/24	300,000	339,105
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/25	955,000	1,077,145
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	562,730
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	1,500,000	1,670,985
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/30	2,000,000	2,227,480
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	390,000	428,910
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	545,000	614,302
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	650,000	750,497
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	700,000	822,724
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	844,553
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(1)	5,500,000	1,407,285
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/33	780,000	874,138
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,058,120
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	297,360
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,225,044
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,313,549

23

	Principal Amount	Value
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	$450,000	$498,672
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,427,904
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	372,470
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,568,800
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(1)	3,090,000	2,547,211
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(1)	165,000	113,545
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(1)	16,000,000	10,095,840
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(1)	290,000	174,458
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(1)	1,335,000	666,659
San Mateo Special Tax, 6.00%, 9/1/42	500,000	554,210
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,438,842
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,250,000	1,357,513
Santaluz Community Facilities District No. 2 Special Tax, 5.10%, 9/1/21, Prerefunded at 103% of Par(5)	465,000	502,260
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,475,000	1,645,318
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,349,299
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,355,967
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	32,000,000	11,962,240
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	11,465,000	3,194,149
Southern California Public Power Authority Rev., 5.25%, 11/1/19	2,445,000	2,535,245
Southern California Public Power Authority Rev., 5.00%, 11/1/33	3,755,000	4,451,966
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(1)	1,800,000	1,403,748
State of California GO, 5.00%, 11/1/19	4,500,000	4,682,340
State of California GO, 5.00%, 10/1/24	14,590,000	17,080,805
State of California GO, 5.25%, 2/1/30	5,000,000	5,537,550
State of California GO, VRN, 2.56%, 9/6/18, resets weekly off the MUNIPSA plus 1.00%	800,000	801,032
State of California GO, VRN, 2.71%, 9/6/18, resets weekly off the MUNIPSA plus 1.15%	960,000	970,224
Stockton Public Financing Authority Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,529,153
Stockton Public Financing Authority Rev., 5.00%, 9/1/29 (BAM)	1,750,000	1,989,855
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	1,750,000	2,060,765
Stockton Unified School District GO, 5.00%, 8/1/31	4,620,000	5,328,800
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/43	1,410,000	1,543,217
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	1,820,000	1,987,822
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,515,600

24

	Principal Amount	Value
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/22 (NATL)(1)	$2,690,000	$2,472,540
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/23 (NATL)(1)	2,220,000	1,979,618
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	4,000,000	4,338,160
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,107,230
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.50%, 6/1/45	2,000,000	2,008,460
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	20,000,000	2,436,600
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	25,000,000	4,956,250
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,259,517
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	14,120,000	14,179,728
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(1)	25,000,000	3,275,250
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	2,500,000	2,708,475
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/48	2,750,000	2,967,552
Tracy Community Facilities District No. 2006-01 Special Tax, 5.75%, 9/1/36	3,105,000	3,106,708
Tracy Public Financing Authority Special Tax, 4.00%, 9/2/18	1,900,000	1,900,000
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/19	2,285,000	2,355,858
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/20	2,100,000	2,219,448
Tulare Sewer Rev., 5.00%, 11/15/22 (AGM)	500,000	560,475
Tulare Sewer Rev., 5.00%, 11/15/24 (AGM)	500,000	580,330
Tulare Sewer Rev., 5.00%, 11/15/25 (AGM)	400,000	470,932
Tustin Community Facilities District Special Tax, 5.00%, 9/1/37	3,330,000	3,622,241
Tustin Community Facilities District Special Tax, 5.00%, 9/1/40	1,100,000	1,205,798
Tustin Community Facilities District Special Tax, 5.00%, 9/1/45	2,200,000	2,404,446
Upland COP, 4.00%, 1/1/42	3,000,000	3,030,150
Upland COP, 5.00%, 1/1/47	2,500,000	2,737,625
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,890,647
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	448,744
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,002,400
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	760,905
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,023,570
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,785,775
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,476,279
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,563,027
Woodland Special Tax, 4.00%, 9/1/41	2,745,000	2,771,187
Woodland Special Tax, 4.00%, 9/1/45	2,750,000	2,770,597

25

	Principal Amount	Value
Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL)(1)	$1,500,000	$1,253,175
		1,187,278,006
Guam — 1.1%
Guam Government Rev., 5.125%, 1/1/42	1,000,000	1,049,860
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	895,007
Guam Government Power Authority Rev., 5.00%, 10/1/36	1,940,000	2,114,076
Guam Government Power Authority Rev., 5.00%, 10/1/37	1,575,000	1,713,805
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40	3,115,000	3,439,490
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,269,010
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,646,325
		14,127,573
U.S. Virgin Islands — 0.2%
Virgin Islands Public Finance Authority Rev., 5.00%, 9/1/33(2)	2,500,000	2,626,225
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $1,167,063,351)		1,204,031,804
OTHER ASSETS AND LIABILITIES — 1.3%		15,333,616
TOTAL NET ASSETS — 100.0%		$1,219,365,420

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	332	December 2018	$33,200,000	$47,880,625	$61,503

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $142,258,538, which represented 11.7% of total net assets.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Escrowed to maturity in U.S. government securities or state and local government securities.

(6)	Security is in default.

See Notes to Financial Statements.

26

Statement of Assets and Liabilities

AUGUST 31, 2018
Assets
Investment securities, at value (cost of $1,167,063,351)	$1,204,031,804
Cash	47,041
Deposits with broker for futures contracts	733,050
Receivable for investments sold	1,185,200
Receivable for capital shares sold	2,166,569
Interest receivable	16,433,167
1,224,596,831

Liabilities
Payable for investments purchased	2,756,150
Payable for capital shares redeemed	1,460,642
Payable for variation margin on futures contracts	42,422
Accrued management fees	461,977
Distribution and service fees payable	31,901
Dividends payable	478,319
5,231,411

Net Assets	$1,219,365,420

Net Assets Consist of:
Capital paid in	$1,188,909,117
Distributions in excess of net investment income	(265,691)
Accumulated net realized loss	(6,307,962)
Net unrealized appreciation	37,029,956
$1,219,365,420

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$896,098,120	85,149,127	$10.52
I Class	$243,002,021	23,099,164	$10.52
Y Class	$5,334	507	$10.52
A Class	$56,688,222	5,386,361	$10.52*
C Class	$23,571,723	2,239,413	$10.53
*Maximum offering price $11.02 (net asset value divided by 0.955).

See Notes to Financial Statements.

27

Statement of Operations

YEAR ENDED AUGUST 31, 2018
Investment Income (Loss)
Income:
Interest	$44,724,348

Expenses:
Management fees	5,124,709
Distribution and service fees:
A Class	130,811
C Class	268,835
Trustees' fees and expenses	69,960
Other expenses	983
5,595,298

Net investment income (loss)	39,129,050

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	12,203,468
Futures contract transactions	(7,838)
12,195,630

Change in net unrealized appreciation (depreciation) on:
Investments	(24,576,332)
Futures contracts	61,503
(24,514,829)

Net realized and unrealized gain (loss)	(12,319,199)

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,809,851

See Notes to Financial Statements.

28

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2018 AND AUGUST 31, 2017
Increase (Decrease) in Net Assets	August 31, 2018	August 31, 2017
Operations
Net investment income (loss)	$39,129,050	$36,915,556
Net realized gain (loss)	12,195,630	11,983,850
Change in net unrealized appreciation (depreciation)	(24,514,829)	(50,783,956)
Net increase (decrease) in net assets resulting from operations	26,809,851	(1,884,550)

Distributions to Shareholders
From net investment income:
Investor Class	(30,024,592)	(28,324,115)
I Class	(6,987,422)	(4,497,795)
Y Class	(195)	(75)
A Class	(1,709,065)	(3,299,979)
C Class	(673,692)	(793,592)
Decrease in net assets from distributions	(39,394,966)	(36,915,556)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	159,939,806	(57,422,820)

Net increase (decrease) in net assets	147,354,691	(96,222,926)

Net Assets
Beginning of period	1,072,010,729	1,168,233,655
End of period	$1,219,365,420	$1,072,010,729

Distributions in excess of net investment income	$(265,691)	—

See Notes to Financial Statements.

29

Notes to Financial Statements

AUGUST 31, 2018

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

30

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

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The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended August 31, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1925% to 0.3100%	0.2500% to 0.3100%	0.49%
I Class		0.0500% to 0.1100%	0.29%
Y Class		0.0200% to 0.0800%	0.26%
A Class		0.2500% to 0.3100%	0.49%
C Class		0.2500% to 0.3100%	0.49%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended August 31, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $60,060,000 and $52,343,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended August 31, 2018 were $722,467,055 and $576,843,430, respectively.

32

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2018		Year ended August 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	23,521,902	$248,233,352	26,189,729	$273,638,534
Issued in reinvestment of distributions	2,542,455	26,798,289	2,324,261	24,326,354
Redeemed	(20,210,238)	(213,251,737)	(27,686,532)	(288,127,876)
	5,854,119	61,779,904	827,458	9,837,012
I Class
Sold	13,900,912	146,672,880	6,250,544	65,605,363
Issued in reinvestment of distributions	574,539	6,051,124	420,458	4,395,823
Redeemed	(4,881,425)	(51,522,192)	(5,736,159)	(59,396,128)
	9,594,026	101,201,812	934,843	10,605,058
Y Class
Sold	—	—	481	5,000
Issued in reinvestment of distributions	19	195	7	75
	19	195	488	5,075
A Class
Sold	1,143,922	12,046,507	2,199,257	23,014,296
Issued in reinvestment of distributions	102,068	1,075,988	260,115	2,712,818
Redeemed	(1,068,975)	(11,336,603)	(9,578,080)	(99,395,422)
	177,015	1,785,892	(7,118,708)	(73,668,308)
C Class
Sold	336,526	3,550,962	519,375	5,461,353
Issued in reinvestment of distributions	56,673	597,430	60,676	634,383
Redeemed	(852,056)	(8,976,389)	(986,201)	(10,297,393)
	(458,857)	(4,827,997)	(406,150)	(4,201,657)
Net increase (decrease)	15,166,322	$159,939,806	(5,762,069)	$(57,422,820)

(1)	April 10, 2017 (commencement of sale) through August 31, 2017 for the Y Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

33

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $27,950,000 futures contracts sold.

The value of interest rate risk derivative instruments as of August 31, 2018, is disclosed on the Statement of Assets and Liabilities as a liability of $42,422 in payable for variation margin on futures contracts.* For the year ended August 31, 2018, the effect of interest rate risk derivative instruments on the Statement of Operations was $(7,838) in net realized gain (loss) on futures contract transactions and $61,503 in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2018 and August 31, 2017 were as follows:

	2018	2017
Distributions Paid From
Exempt income	$39,394,966	$36,915,556
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

34

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,167,063,351
Gross tax appreciation of investments	$44,892,199
Gross tax depreciation of investments	(7,923,746)
Net tax appreciation (depreciation) of investments	36,968,453
Other book-to-tax adjustments	$(265,691)
Undistributed exempt income	—
Accumulated short-term capital losses	$(6,203,529)
Post-October capital loss deferral	$(42,930)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains (losses) on futures contracts.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2019.

Loss deferrals represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

10. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

35

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018	$10.65	0.37	(0.13)	0.24	(0.37)	$10.52	2.38%	0.50%	3.49%	52%	$896,098
2017	$10.97	0.37	(0.32)	0.05	(0.37)	$10.65	0.58%	0.50%	3.53%	50%	$844,105
2016	$10.30	0.37	0.67	1.04	(0.37)	$10.97	10.27%	0.50%	3.47%	19%	$860,997
2015	$10.25	0.39	0.05	0.44	(0.39)	$10.30	4.32%	0.50%	3.75%	41%	$631,702
2014	$9.33	0.41	0.92	1.33	(0.41)	$10.25	14.50%	0.50%	4.14%	57%	$571,924
I Class
2018	$10.64	0.39	(0.12)	0.27	(0.39)	$10.52	2.58%	0.30%	3.69%	52%	$243,002
2017	$10.97	0.39	(0.33)	0.06	(0.39)	$10.64	0.69%	0.30%	3.73%	50%	$143,717
2016	$10.30	0.39	0.67	1.06	(0.39)	$10.97	10.49%	0.30%	3.67%	19%	$137,888
2015	$10.25	0.41	0.05	0.46	(0.41)	$10.30	4.53%	0.30%	3.95%	41%	$83,751
2014	$9.33	0.43	0.92	1.35	(0.43)	$10.25	14.73%	0.30%	4.34%	57%	$76,561
Y Class
2018	$10.65	0.39	(0.13)	0.26	(0.39)	$10.52	2.59%	0.27%	3.72%	52%	$5
2017(3)	$10.39	0.15	0.26	0.41	(0.15)	$10.65	4.01%	0.27%(4)	3.73%(4)	50%(5)	$5

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018	$10.65	0.34	(0.13)	0.21	(0.34)	$10.52	2.12%	0.75%	3.24%	52%	$56,688
2017	$10.97	0.34	(0.32)	0.02	(0.34)	$10.65	0.33%	0.75%	3.28%	50%	$55,457
2016	$10.30	0.34	0.67	1.01	(0.34)	$10.97	10.00%	0.75%	3.22%	19%	$135,279
2015	$10.25	0.36	0.05	0.41	(0.36)	$10.30	4.06%	0.75%	3.50%	41%	$119,150
2014	$9.33	0.38	0.92	1.30	(0.38)	$10.25	14.21%	0.75%	3.89%	57%	$114,878
C Class
2018	$10.65	0.26	(0.12)	0.14	(0.26)	$10.53	1.36%	1.50%	2.49%	52%	$23,572
2017	$10.97	0.27	(0.32)	(0.05)	(0.27)	$10.65	(0.42)%	1.50%	2.53%	50%	$28,726
2016	$10.30	0.26	0.67	0.93	(0.26)	$10.97	9.18%	1.50%	2.47%	19%	$34,070
2015	$10.25	0.28	0.05	0.33	(0.28)	$10.30	3.29%	1.50%	2.75%	41%	$27,917
2014	$9.33	0.31	0.92	1.23	(0.31)	$10.25	13.37%	1.50%	3.14%	57%	$23,860

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	April 10, 2017 (commencement of sale) through August 31, 2017.

(4)	Annualized.

(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2017.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century California Tax-Free and Municipal Funds and Shareholders of California High-Yield Municipal Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California High-Yield Municipal Fund (one of the funds constituting American Century California Tax-Free and Municipal Funds, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
October 17, 2018

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

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Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than threefourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	45	CYS Investments, Inc.; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	45	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to present)	45	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	50	None

39

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, iShares by BlackRock, Inc. (investment management firm) (2010 to 2011, 2013 to 2015); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	45	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present); Chair, Department of Economics, Stanford University (2011 to 2014)	45	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	45	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present)	45	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	117	BioMed Valley Discoveries, Inc.

The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

40

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

41

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

42

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

43

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was in the lowest quartile of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this

44

information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

45

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

46

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $39,312,530 as exempt interest dividends for the fiscal year ended August 31, 2018.

47

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90325 1810

Annual Report

August 31, 2018

California Intermediate-Term Tax-Free Bond Fund
Investor Class (BCITX)
I Class (BCTIX)
Y Class (ACYTX)
A Class (BCIAX)
C Class (BCIYX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the 12 months ended August 31, 2018. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional, updated investment and market insights, we encourage you to visit our website, americancentury.com.

Tax Reform, Rising Rates Led to Muted Municipal Bond Returns

Fixed-income investors faced a challenging backdrop as the reporting period unfolded. Early on, improving economic data, along with the Federal Reserve’s (Fed’s) efforts to normalize monetary policy, helped push U.S. Treasury yields higher. In addition to these influences, uncertainty regarding federal tax reform also weighed on the municipal bond (muni) market. Debate surrounding certain provisions related to the muni market pressured returns ahead of Congress’s December 2017 vote on the tax-reform bill. However, the final legislation was devoid of many surprises and left intact the tax-exempt status of most munis.

Heightened market volatility resurfaced in early 2018. Positive economic and jobs data and rising inflation expectations helped drive Treasury yields to their highest levels in several years. In response, the Fed assumed a more hawkish tone and upped its rate-hike outlook for 2018. On the political front, President Trump’s administration announced a series of tariffs that fueled fears of a global trade war, which contributed to the broad market unrest.

Volatility eased somewhat by the end of the reporting period. Tariffs and other geopolitical issues sparked a flight to quality, and Treasury yields retreated from their earlier highs. Overall, a slowdown in muni issuance, particularly in the second half of the period, coupled with healthy investor demand for munis aided returns. For the 12-month period, national and California munis advanced slightly and outperformed Treasuries. Returns for high-yield munis were stronger, bolstered by investor demand for yield.

With inflationary pressures mounting, interest rates rising, and the implications of tax reform still unfolding, fixed-income investors will continue to face evolving opportunities and challenges. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of August 31, 2018
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCITX	0.03%	3.07%	3.63%	—	11/9/83
S&P Intermediate Term California AMT-Free Municipal Bond Index	—	0.28%	3.45%	—	—	—
Bloomberg Barclays 7 Year Municipal Bond Index	—	-0.79%	3.10%	3.97%	—	—
I Class	BCTIX	0.23%	3.28%	—	3.52%	3/1/10
Y Class	ACYTX	0.26%	—	—	2.30%	4/10/17
A Class	BCIAX					3/1/10
No sales charge		-0.22%	2.81%	—	3.06%
With sales charge		-4.74%	1.86%	—	2.50%
C Class	BCIYX	-0.96%	2.06%	—	2.30%	3/1/10
Average annual returns since inception are presented when ten years of performance history is not available.

Effective December 31, 2017, the fund's investment advisor selected a different benchmark for comparison purposes. The advisor believes the S&P Intermediate Term California AMT-Free Municipal Bond Index is more reflective of the fund's strategy. Because the S&P Intermediate Term California AMT-Free Municipal Bond Index total return data is first available as of June 30, 2010, returns for the Bloomberg Barclays 7 Year Municipal Bond Index are also shown to cover the 10 year period.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Growth of $10,000 Over 10 Years
$10,000 investment made August 31, 2008
Performance for other share classes will vary due to differences in fee structure.

Value on August 31, 2018
Investor Class — $14,286

Bloomberg Barclays 7 Year Municipal Bond Index — $14,766

Since S&P Intermediate Term California AMT-Free Municipal Bond Index total return data is only available from June 2010, it is not included in the line chart.

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.47%	0.27%	0.24%	0.72%	1.47%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Joseph Gotelli, Alan Kruss, and Steven Permut

Performance Summary

California Intermediate-Term Tax-Free Bond returned 0.03%* for the 12 months ended August 31, 2018. By comparison, the S&P Intermediate Term California AMT-Free Municipal Bond Index returned 0.28%. Fund returns reflect operating expenses, while index returns do not.

In general, healthy municipal bond (muni) market fundamentals and favorable supply/demand trends helped the broad muni market overcome several challenges during the period. These challenges included market uncertainty ahead of the December 2017 vote on tax-reform legislation, heightened bond market volatility, and rising U.S. Treasury yields. Munis advanced fractionally and generally outperformed U.S. Treasuries and the broad U.S. investment-grade bond market, both of which declined for the period. Within the muni universe, short- and intermediate-maturity munis generally underperformed longer-maturity securities, and revenue bonds generally outperformed general obligation (GO) bonds. Lower-quality munis sharply outperformed their higher-quality counterparts, as investor demand for yield helped drive gains for riskier securities.

Meanwhile, California munis modesty outperformed national munis, largely due to the federal tax-reform legislation passed in December 2017. The legislation caps state and local tax deductions, thereby increasing the marginal value of tax-exempt income to California investors. This led to spread tightening between California munis and national munis.

Broad Fiscal Backdrop Remained Healthy; Credit Fundamentals Were Stable

State and local finances in California and across the U.S. remained relatively healthy, as economic growth and employment trends continued to improve. In addition, a recent U.S. Supreme Court ruling allowing states to collect taxes on online sales is likely to aid state finances. Muni issuance declined slightly from year-ago levels, but demand remained healthy, which helped support muni market gains.

In general, muni credit quality trends in California and nationwide remained stable, despite ongoing high-profile credit challenges for certain issuers, such as Illinois and Puerto Rico. Overall, muni defaults were rare, and muni credit-rating upgrades slightly outpaced downgrades. Mounting legacy costs related to pensions and retiree health care obligations may continue to pressure select isolated credits (such as Illinois, New Jersey, and Connecticut), but we do not believe these issues are indicative of a systemic market-wide problem.

Duration Positioning Weighed on Results

Our duration positioning primarily accounted for the fund’s modest underperformance compared with the index. Specifically, the portfolio’s longer-than-index duration during the first quarter of 2018 (when interest rates took a sharp upward turn) detracted from relative results. We maintained this duration strategy through most of the reporting period to take advantage of reduced muni supply in 2018. Muni issuance had accelerated in late 2017, as issuers rushed to market ahead of the vote on tax-reform legislation. Consequently, muni supply declined in 2018.

On a positive note, security selection was a key contributor to portfolio performance. In particular, our holdings among special tax entities, hospitals, and toll facilities delivered solid results. Our selections in the lease revenue sector detracted slightly.

* All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

Sector allocation also aided relative results. Specifically, an underweight position relative to the index in pre-refunded securities and overweight positions in charter schools and the tobacco settlement sector lifted results. Overweight positions in the special tax sector and in cash detracted slightly.

In addition, our allocation to lower-rated investment-grade securities contributed to performance. In particular, overweight positions in securities with A and BBB credit ratings boosted relative results.

Portfolio Positioning

We expect muni issuance to remain relatively subdued, largely due to the effects of tax reform. We also expect demand for munis to remain healthy, particularly in high-tax states, such as California, where the elimination and reduction of certain federal tax deductions may increase the attractiveness of munis. However, with market volatility remaining in play, investors likely will remain somewhat cautious. We expect to maintain our duration and yield curve positions, finding little incentive to alter our strategies in the current environment. We will continue to focus on security selection, generally favoring revenue bonds over GO bonds and seeking attractive opportunities among lower-rated investment-grade munis. As always, fundamental credit research will drive our investment decisions.

Fund Characteristics

August 31, 2018
Portfolio at a Glance
Weighted Average Life to Maturity	8.6 years
Average Duration (Modified)	4.3 years

Top Five Sectors	% of fund investments
Special Tax	15%
Hospital	13%
Pre-Refunded	9%
General Obligation (GO) - Local	9%
Water/Sewer	8%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.2%
Other Assets and Liabilities	0.8%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2018 to August 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 3/1/18	Ending Account Value 8/31/18	Expenses Paid During Period(1) 3/1/18 - 8/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,013.90	$2.39	0.47%
I Class	$1,000	$1,014.90	$1.37	0.27%
Y Class	$1,000	$1,015.00	$1.22	0.24%
A Class	$1,000	$1,012.60	$3.65	0.72%
C Class	$1,000	$1,008.80	$7.44	1.47%
Hypothetical
Investor Class	$1,000	$1,022.84	$2.40	0.47%
I Class	$1,000	$1,023.84	$1.38	0.27%
Y Class	$1,000	$1,024.00	$1.22	0.24%
A Class	$1,000	$1,021.58	$3.67	0.72%
C Class	$1,000	$1,017.80	$7.48	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

AUGUST 31, 2018

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.2%
California — 98.8%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	$1,000,000	$1,140,560
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,139,040
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.25%, 8/1/19, Prerefunded at 100% of Par(1)	1,200,000	1,252,392
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	3,500,000	3,902,640
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,600,133
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,630,000	3,121,600
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,633,646
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	495,000	575,482
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/20	3,010,000	3,218,382
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,105,600
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	2,000,000	2,281,780
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35	500,000	561,300
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	6,000,000	6,717,540
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(2)	1,000,000	592,850
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(2)	12,750,000	6,560,767
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,870,400
Anaheim Public Financing Authority Rev., 5.25%, 4/1/19, Prerefunded at 100% of Par(1)	2,500,000	2,556,100
Anaheim Public Financing Authority Rev., 5.375%, 4/1/21, Prerefunded at 100% of Par(1)	1,000,000	1,096,610
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	1,200,000	1,355,148
Anaheim Public Financing Authority Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(1)	2,275,000	2,569,135
Anaheim Public Financing Authority Rev., 5.00%, 5/1/25	1,000,000	1,155,590
Anaheim Public Financing Authority Rev., 5.00%, 5/1/28	1,100,000	1,255,375
Anaheim Public Financing Authority Rev., 5.00%, 5/1/29	1,250,000	1,423,713
Anaheim Public Financing Authority Rev., 5.00%, 5/1/34	1,360,000	1,531,360
Anaheim Public Financing Authority Rev., 5.00%, 5/1/39	1,550,000	1,728,870
Anaheim Public Financing Authority Rev., 5.00%, 5/1/46	4,200,000	4,661,496
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	574,775
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	860,497
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	489,273
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	816,452
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	1,026,118
Bay Area Toll Authority Rev., 5.00%, 4/1/23, Prerefunded at 100% of Par(1)	8,265,000	9,444,168

	Principal Amount	Value
Bay Area Toll Authority Rev., 5.00%, 4/1/24	$1,500,000	$1,672,500
Bay Area Toll Authority Rev., 5.00%, 4/1/25	3,500,000	3,896,060
Bay Area Toll Authority Rev., 5.00%, 4/1/28	5,000,000	6,163,550
Bay Area Toll Authority Rev., 5.00%, 4/1/28	7,185,000	7,966,369
Bay Area Toll Authority Rev., 4.00%, 4/1/30	10,000,000	10,988,700
Bay Area Toll Authority Rev., 5.00%, 10/1/54	5,000,000	5,530,800
Bay Area Toll Authority Rev., VRDN, 2.26%, 9/6/18, resets weekly off the MUNIPSA plus 0.70%	1,550,000	1,554,665
Bay Area Toll Authority Rev., VRDN, 2.66%, 9/6/18, resets weekly off the MUNIPSA plus 1.10%	3,750,000	3,872,475
Bay Area Toll Authority Rev., VRDN, 2.81%, 9/6/18, resets weekly off the MUNIPSA plus 1.25%	4,000,000	4,159,520
Bay Area Toll Authority Rev., VRDN, 2.00%, 4/1/21, resets off the remarketing agent	2,000,000	2,007,680
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 0.00%, 8/1/23(3)	1,500,000	1,376,760
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 0.00%, 8/1/23(3)	1,785,000	1,632,811
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	4,000,000	4,025,440
California Educational Facilities Authority Rev., 5.00%, 10/1/21(1)	365,000	400,901
California Educational Facilities Authority Rev., 5.00%, 10/1/21	385,000	421,898
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	811,433
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,071,639
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,455,000	1,560,473
California Educational Facilities Authority Rev., (Claremont Mckenna College), 5.00%, 1/1/32	750,000	871,995
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,189,620
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	926,808
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	354,243
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	939,280
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,411,451
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/27	275,000	321,329
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/28	250,000	290,435
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/29	360,000	356,310
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/30	365,000	356,298
California Educational Facilities Authority Rev., (University of Redlands), 3.125%, 10/1/31	295,000	289,548
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/32	600,000	685,098
California Educational Facilities Authority Rev., (University of Redlands), 3.25%, 10/1/33	355,000	345,479
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/18, Prerefunded at 100% of Par(1)	2,950,000	2,957,847

	Principal Amount	Value
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25	$1,875,000	$2,251,050
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,713,630
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/22	3,000,000	3,378,330
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/23	2,150,000	2,472,392
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/24	1,450,000	1,697,602
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/26	3,000,000	3,545,070
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/27	6,000,000	7,081,440
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/31	2,700,000	3,149,577
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/32	400,000	465,744
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.25%, 11/1/29 (GA: Children's Healthcare of California)	5,000,000	5,275,100
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 6.00%, 7/1/19, Prerefunded at 100% of Par(1)	3,400,000	3,525,630
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,380,240
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	584,510
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,482,773
California Health Facilities Financing Authority Rev., (Northern California Retired Officers Community), 5.70%, 12/1/18, Prerefunded at 100% of Par (Ambac California Mortgage Insurance)(1)	1,455,000	1,469,928
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(1)	1,000,000	1,003,730
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.50%, 7/1/29	1,500,000	1,550,700
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,070,000	1,189,744
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.75%, 7/1/39	2,000,000	2,068,140
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRDN, 5.00%, 10/18/22, resets off the remarketing agent	2,200,000	2,456,916
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRDN, 2.00%, 10/1/25, resets off the remarketing agent	3,500,000	3,367,315
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/20, Prerefunded at 100% of Par(1)	2,000,000	2,151,420
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/22	1,000,000	1,129,990
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,500,000	2,970,675
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 6.00%, 8/15/20, Prerefunded at 100% of Par(1)	2,500,000	2,715,775

	Principal Amount	Value
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/22	$1,650,000	$1,806,717
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/22	3,335,000	3,367,249
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/22	2,250,000	2,534,715
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/24	2,885,000	3,373,979
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/26	1,500,000	1,802,100
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/29	2,000,000	2,320,140
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/30	1,750,000	2,021,425
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/31	1,500,000	1,726,275
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,350,880
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,153,450
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,372,350
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,135,740
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,550,963
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRDN, 1.83%, 9/6/18, resets weekly off 70% of the 1-month LIBOR plus 0.38%	9,000,000	8,991,180
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	932,584
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,446,262
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,153,860
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	919,328
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 2.56%, 9/6/18, resets weekly off the MUNIPSA plus 1.00%	5,310,000	5,354,763
California Infrastructure & Economic Development Bank Rev., (J. Paul Getty Trust), VRDN, 1.66%, 9/4/18, resets monthly off 70% of the 1-month LIBOR plus 0.20%	7,500,000	7,504,575
California Infrastructure & Economic Development Bank Rev., (J. Paul Getty Trust), VRDN, 2.01%, 9/4/18, resets monthly off 70% of the 3-month LIBOR plus 0.37%	3,000,000	3,011,820
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.10%, 9/6/18, resets weekly off 70% of the 1-month LIBOR plus 0.65%	5,000,000	5,019,850
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 1.50%, 9/4/18, resets daily off the remarketing agent (LOC: Union Bank N.A.)	1,010,000	1,010,000
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 1/1/25	3,500,000	4,024,090
California Municipal Finance Authority Rev., 5.00%, 6/1/37	2,990,000	3,466,516

	Principal Amount	Value
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(1)	$665,000	$767,982
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,312,640
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	544,600
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/18	250,000	250,618
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/23	815,000	923,941
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/27	500,000	591,095
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/28	1,040,000	1,221,251
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/39	750,000	847,988
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(4)	1,000,000	1,104,830
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/22	250,000	277,840
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/23	225,000	254,385
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/24	275,000	314,336
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/25	275,000	317,573
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/26	300,000	348,795
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/27	300,000	351,762
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/28	150,000	177,341
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/29	225,000	264,078
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/30	225,000	262,798
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/31	200,000	232,656
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/32	225,000	261,104
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/33	225,000	260,471
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/34	250,000	288,945
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/35	225,000	259,214
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/36	250,000	287,088
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/37	275,000	314,779
California Municipal Finance Authority Rev., (California Lutheran University), 5.00%, 10/1/38	300,000	342,567
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,151,190
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,091,370
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	578,495

	Principal Amount	Value
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	$1,925,000	$2,205,723
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/26	1,000,000	1,158,510
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	617,583
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	830,116
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,247,516
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,123,800
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	4,130,000	4,766,061
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	1,000,000	1,147,590
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,455,864
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,552,316
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	5,000,000	5,456,850
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/19(1)	605,000	622,430
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.25%, 7/1/20, Prerefunded at 100% of Par(1)	1,760,000	1,874,541
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,302,629
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	1,600,000	1,825,168
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	2,100,000	2,383,269
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/30	1,000,000	1,129,970
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,000,000	1,125,080
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/31	1,335,000	1,501,982
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/34	1,500,000	1,671,855
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/22, Prerefunded at 100% of Par(1)	2,250,000	2,540,745
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/22, Prerefunded at 100% of Par(1)	3,000,000	3,411,750
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	1,350,000	1,572,871
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,480,000	1,707,387
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	1,040,000	1,191,622
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,143,190
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	1,065,000	1,213,812
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	818,122
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,132,850

	Principal Amount	Value
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/20	$1,000,000	$1,011,250
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,699,690
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,049,140
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	1,500,000	1,649,025
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	328,746
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,088,660
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(1)	1,000,000	1,080,480
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	811,181
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,167,220
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,174,530
California Municipal Finance Authority Rev., VRDN, 1.91%, 9/6/18, resets weekly off the MUNIPSA plus 0.35%	3,500,000	3,504,340
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	550,690
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,091,070
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/19(4)	1,025,000	1,031,878
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/20(4)	1,115,000	1,129,027
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	7,519,470
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(4)	1,250,000	1,334,050
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(4)	500,000	535,960
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(4)	380,000	395,857
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(4)	670,000	703,239
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(4)	635,000	661,918
California State Public Works Board Rev., 6.00%, 4/1/19, Prerefunded at 100% of Par(1)	2,130,000	2,186,871
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(1)	2,435,000	2,503,472
California State Public Works Board Rev., 5.75%, 10/1/19, Prerefunded at 100% of Par(1)	2,000,000	2,092,460
California State Public Works Board Rev., 6.375%, 11/1/19, Prerefunded at 100% of Par(1)	2,500,000	2,642,025
California State Public Works Board Rev., 5.00%, 4/1/21	3,000,000	3,255,210
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(1)	1,000,000	1,126,750
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,221,900
California State Public Works Board Rev., 5.00%, 9/1/23, Prerefunded at 100% of Par(1)	1,865,000	2,149,506
California State Public Works Board Rev., 5.00%, 4/1/25	1,800,000	1,995,750

	Principal Amount	Value
California State Public Works Board Rev., 5.00%, 9/1/25	$5,000,000	$5,815,050
California State Public Works Board Rev., 5.25%, 12/1/26	3,000,000	3,330,150
California State Public Works Board Rev., 5.00%, 5/1/27	5,000,000	5,842,000
California State Public Works Board Rev., 5.75%, 11/1/29	1,685,000	1,764,111
California State University Rev., 5.00%, 11/1/18	1,800,000	1,810,188
California State University Rev., 5.00%, 11/1/19	1,000,000	1,040,520
California State University Rev., 5.00%, 11/1/20	1,250,000	1,344,650
California State University Rev., 5.00%, 11/1/21	1,000,000	1,106,150
California State University Rev., 5.00%, 11/1/24	5,000,000	5,495,050
California State University Rev., 5.00%, 11/1/28	2,000,000	2,421,560
California State University Rev., 5.00%, 11/1/29	1,000,000	1,202,950
California State University Rev., 5.00%, 11/1/30	3,000,000	3,580,380
California State University Rev., 5.00%, 11/1/31	2,900,000	3,443,663
California State University Rev., 5.00%, 11/1/32	1,750,000	2,013,200
California State University Rev., VRDN, 4.00%, 11/1/23, resets off the remarketing agent	4,000,000	4,331,600
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/31 (AGM)	1,155,000	1,376,390
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/34 (AGM)	1,340,000	1,578,587
California Statewide Communities Development Authority COP, (Salinas), 5.00%, 12/1/38 (AGM)	1,000,000	1,161,740
California Statewide Communities Development Authority Rev., 5.20%, 10/1/18, Prerefunded at 100% of Par (AGM)(1)	155,000	155,420
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/23	1,190,000	1,345,819
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/24	800,000	921,472
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/25	750,000	877,328
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/26	1,000,000	1,184,010
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/27	1,590,000	1,868,250
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/31(5)	740,000	870,706
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/32(5)	900,000	1,054,098
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/33(5)	1,250,000	1,458,412
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/34(5)	1,000,000	1,161,370
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35(5)	1,475,000	1,707,784
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	715,000	810,789
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/22	1,065,000	1,170,488
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/21	1,225,000	1,321,898
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,202,080
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,121,360

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	$1,000,000	$1,135,300
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,210,939
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,358,627
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,430,738
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,210,455
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	1,200,000	1,334,988
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/21	1,000,000	1,084,190
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	525,697
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	300,000	332,019
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	675,864
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	300,000	337,932
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	856,223
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	910,968
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	300,000	345,951
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	325,000	377,878
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,121,166
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/18	515,000	517,678
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,000,000	1,065,800
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	238,081
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	315,884
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	166,656
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	143,059
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	192,213
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	3,000,000	3,053,850

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/19, Prerefunded at 100% of Par(1)	$2,225,000	$2,289,102
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	8,400,000	9,140,208
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(4)	5,335,000	5,460,212
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(4)	3,000,000	3,144,270
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(4)	5,000,000	5,583,350
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/33(4)	1,000,000	1,112,360
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(4)	3,500,000	3,818,325
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,177,236
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/30	500,000	589,490
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/32	675,000	789,730
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/33	450,000	524,471
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/34	625,000	726,206
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/35	725,000	839,826
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/36	700,000	808,388
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/37	500,000	576,535
California Statewide Communities Development Authority Rev., (Marin General Hospital), 5.00%, 8/1/38	500,000	573,460
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,136,280
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	679,020
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	975,348
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 2.625%, 12/1/23, resets off the remarketing agent	4,750,000	4,783,535
California Statewide Communities Development Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/41	2,070,000	2,267,851
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/25 (California Mortgage Insurance)	2,500,000	2,539,875
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/26 (California Mortgage Insurance)	2,750,000	2,786,382
California Statewide Communities Development Authority Rev., (Viamonte Senior Living 1, Inc.), 3.00%, 7/1/27 (California Mortgage Insurance)	1,500,000	1,517,130
California Statewide Communities Development Authority Special Tax, 4.25%, 9/1/21	1,130,000	1,190,613

	Principal Amount	Value
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	$875,000	$967,155
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,466,012
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/19 (AGM)	800,000	830,184
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/20 (AGM)	785,000	836,355
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,345,390
Chabot-Las Positas Community College District GO, 4.00%, 8/1/19	3,500,000	3,584,770
Chaffey Joint Union High School District GO, 5.00%, 8/1/30	3,125,000	3,534,375
Chaffey Joint Union High School District GO, 5.00%, 8/1/32	1,220,000	1,375,574
City & County of San Francisco COP, 5.00%, 10/1/19	2,930,000	3,041,516
City & County of San Francisco COP, 5.00%, 4/1/26	5,000,000	5,959,150
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,145,851
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(2)	5,935,000	5,164,103
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/19	1,300,000	1,340,638
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/20	915,000	973,148
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/21	500,000	543,900
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/22	350,000	389,393
Commerce Community Development Commission Successor Agency Tax Allocation, 5.00%, 8/1/23 (AGM)	600,000	681,294
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,210,560
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,505,712
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,198,600
Del Mar Race Track Authority Rev., 4.00%, 10/1/19	1,275,000	1,296,854
Del Mar Race Track Authority Rev., 4.00%, 10/1/20	1,330,000	1,373,837
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	716,450
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,565,929
Fontana Special Tax, 4.00%, 9/1/18	740,000	740,000
Fontana Special Tax, 4.00%, 9/1/19	390,000	397,675
Fontana Special Tax, 5.00%, 9/1/20	545,000	576,065
Fontana Special Tax, 5.00%, 9/1/22	520,000	572,593
Fontana Special Tax, 5.00%, 9/1/24	575,000	651,757
Fontana Special Tax, (Fontana Community Facilities District No. 31 Citrus Heights North), 4.00%, 9/1/28	750,000	805,598
Fontana Special Tax, (Fontana Community Facilities District No. 31 Citrus Heights North), 4.00%, 9/1/29	555,000	591,236
Fontana Special Tax, (Fontana Community Facilities District No. 31 Citrus Heights North), 4.00%, 9/1/30	1,110,000	1,168,886
Fontana Special Tax, (Fontana Community Facilities District No. 31 Citrus Heights North), 4.00%, 9/1/31	925,000	966,884
Fontana Special Tax, (Fontana Community Facilities District No. 31 Citrus Heights North), 4.00%, 9/1/32	1,000,000	1,042,700
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32	1,195,000	1,413,769
Foothill-Eastern Transportation Corridor Agency Rev., 6.25%, 1/15/33	3,750,000	4,379,587

	Principal Amount	Value
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	$500,000	$585,235
Foothill-Eastern Transportation Corridor Agency Rev., 5.75%, 1/15/46	1,000,000	1,138,930
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	6,250,000	7,269,375
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(3)	2,300,000	2,112,895
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(2)	750,000	417,555
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,070,000	2,180,951
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/20, resets off the remarketing agent	5,000,000	5,127,750
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23, resets off the remarketing agent	3,750,000	4,205,587
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,544,899
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,921,804
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,639,078
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,164,130
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,563,772
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	559,620
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	570,445
Golden Empire Schools Financing Authority Rev., (Kern High School District), 5.00%, 5/1/21	3,000,000	3,253,470
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	3,450,000	3,537,802
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	1,000,000	1,025,450
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,057,170
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,057,520
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,085,400
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,070,000	2,298,114
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	3,000,000	3,399,090
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,435,000	2,744,586
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	10,000,000	11,394,800
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,148,330
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/28	10,000,000	11,535,300
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,400,918
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	4,000,000	4,594,200
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,109,620
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	7,500,000	7,534,725
Golden State Tobacco Securitization Corp. Rev., 5.25%, 6/1/47	2,500,000	2,608,250
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25 (AGM)(2)	3,000,000	2,530,770
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/27	750,000	863,340
Hayward Area Recreation & Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(1)	2,750,000	3,201,385

	Principal Amount	Value
Huntington Beach Union High School District GO, 5.00%, 8/1/26	$3,030,000	$3,448,110
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	386,957
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,128,900
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,745,550
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	563,925
Inglewood Unified School District GO, 4.00%, 8/1/21 (BAM)	400,000	422,004
Inglewood Unified School District GO, 5.00%, 8/1/29 (BAM)	235,000	269,815
Inglewood Unified School District GO, 5.00%, 8/1/31 (BAM)	500,000	568,020
Inglewood Unified School District GO, 5.00%, 8/1/32 (BAM)	500,000	565,765
Inglewood Unified School District GO, 5.00%, 8/1/34 (BAM)	300,000	337,002
Inglewood Unified School District GO, 5.00%, 8/1/35 (BAM)	855,000	957,916
Inglewood Unified School District GO, 5.00%, 8/1/37 (BAM)	500,000	557,235
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,855,959
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,912,660
Irvine Special Assessment, 4.00%, 9/2/18	1,250,000	1,250,000
Irvine Special Assessment, 4.00%, 9/2/19	1,375,000	1,409,128
Irvine Special Assessment, 4.00%, 9/2/19	2,000,000	2,049,640
Irvine Special Assessment, 5.00%, 9/2/26	1,500,000	1,785,675
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,079,850
Irvine Special Tax, 5.00%, 9/1/49	1,000,000	1,074,260
Irvine Unified School District Special Tax, 5.00%, 9/1/18, Prerefunded at 100% of Par(1)	450,000	450,000
Irvine Unified School District Special Tax, 5.00%, 9/1/21	1,500,000	1,624,470
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,272,403
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,525,470
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	740,659
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,562,490
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	710,419
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	785,053
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,148,440
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/19	1,150,000	1,188,905
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/20	1,045,000	1,115,339
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	4,265,000	4,885,259
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/20	640,000	673,350
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/21	315,000	339,315
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22	225,000	247,399
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	635,000	671,932
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	502,360
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	703,296
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,545,000	1,871,551
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37	695,000	894,896

	Principal Amount	Value
Long Beach Marina System Rev., 5.00%, 5/15/23	$650,000	$718,497
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,542,564
Long Beach Marina System Rev., 5.00%, 5/15/25	500,000	564,095
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	905,680
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	676,920
Long Beach Marina System Rev., 5.00%, 5/15/40	3,750,000	4,121,587
Los Alamitos Unified School District COP, Capital Appreciation, 0.00%, 8/1/24(3)	3,200,000	2,921,504
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,566,066
Los Angeles County COP, 5.00%, 3/1/21	1,195,000	1,294,663
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,110,610
Los Angeles County Facilities, Inc. Rev., (Los Angeles County), 5.00%, 12/1/34	2,620,000	3,101,739
Los Angeles County Facilities, Inc. Rev., (Los Angeles County), 5.00%, 12/1/35	1,390,000	1,637,489
Los Angeles County Facilities, Inc. Rev., (Los Angeles County), 5.00%, 12/1/37	2,670,000	3,127,371
Los Angeles County Facilities, Inc. Rev., (Los Angeles County), 5.00%, 12/1/38	1,860,000	2,173,261
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/20	3,000,000	3,190,770
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/21	2,470,000	2,713,715
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation, Capital Appreciation, 0.00%, 12/1/19 (AGM)(2)	1,500,000	1,464,555
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,283,992
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,200,364
Los Angeles Department of Airports Rev., 5.00%, 5/15/24	3,040,000	3,223,616
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,751,940
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,489,805
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,569,820
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,449,362
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,734,240
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	3,000,000	3,162,000
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	2,000,000	2,106,280
Los Angeles Department of Water Rev., 5.00%, 7/1/23	3,345,000	3,857,253
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,682,985
Los Angeles Department of Water Rev., 5.00%, 7/1/24	4,350,000	5,113,425
Los Angeles Department of Water Rev., 5.00%, 7/1/25	3,940,000	4,709,600
Los Angeles Department of Water Rev., 5.00%, 7/1/26	4,040,000	4,900,439
Los Angeles Department of Water Rev., 5.00%, 7/1/27	2,125,000	2,607,332
Los Angeles Department of Water Rev., 5.00%, 7/1/28	2,840,000	3,488,031
Los Angeles Department of Water Rev., 5.00%, 7/1/29	6,030,000	7,360,580
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,300,000	1,498,770
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/26	1,000,000	1,120,810
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	6,470,000	7,380,264

	Principal Amount	Value
Los Angeles Unified School District COP, 5.00%, 10/1/29	$1,700,000	$1,886,507
Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,289,890
Los Angeles Unified School District GO, 5.00%, 7/1/21	1,120,000	1,228,226
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,000,000	5,874,500
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	5,617,249
Los Angeles Unified School District GO, 5.00%, 7/1/26	2,500,000	3,028,425
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,119,250
Los Angeles Unified School District GO, 5.25%, 7/1/26	4,000,000	4,262,560
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,214,157
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,330,791
Los Angeles Wastewater System Rev., 5.75%, 6/1/19, Prerefunded at 100% of Par(1)	1,325,000	1,367,890
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	5,880,000	8,339,428
M-S-R Energy Authority Rev., 7.00%, 11/1/34	1,000,000	1,418,270
M-S-R Energy Authority Rev., 6.50%, 11/1/39	1,425,000	2,001,541
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,180,000	1,657,416
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(2)	5,905,000	4,261,698
Menlo Park Community Development Agency Successor Agency Tax Allocation, 4.00%, 10/1/18	885,000	886,673
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/19	420,000	435,666
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/20	325,000	347,500
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,757,822
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,365,957
Modesto Irrigation District COP, 5.75%, 4/1/19, Prerefunded at 100% of Par(1)	1,580,000	1,619,010
Modesto Irrigation District COP, 5.75%, 10/1/34	920,000	940,470
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/22	1,000,000	1,130,550
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/25	3,000,000	3,313,560
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/25	750,000	896,535
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,302,852
Napa Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/21(3)	5,745,000	5,639,694
Napa Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/21(3)	2,850,000	2,752,473
Napa Valley Community College District GO, Capital Appreciation, 0.00%, 8/1/21(3)	1,500,000	1,440,705
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,031,687
Newport Beach Rev., (Hoag Memorial Hospital/Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(1)	2,000,000	2,276,620
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,481,519
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,712,700
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	1,991,377
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,136,820
North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,032,180

	Principal Amount	Value
Northern California Power Agency Rev., 5.00%, 8/1/19	$2,000,000	$2,063,440
Northern California Power Agency Rev., 5.00%, 8/1/20	1,515,000	1,584,342
Northern California Power Agency Rev., 5.00%, 8/1/21	2,050,000	2,142,065
Northern California Power Agency Rev., 5.25%, 8/1/22	4,250,000	4,456,762
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,946,997
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,223,580
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,183,110
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,177,750
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,173,411
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,463,085
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,389,792
Oakland State Building Authority Rev., 5.00%, 12/1/22	3,825,000	4,287,366
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/20	1,670,000	1,779,051
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(1)	1,870,000	2,136,269
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/22	660,000	714,437
Oakland Unified School District/Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(1)	3,150,000	3,600,418
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/23	1,400,000	1,610,126
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	650,000	774,716
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	2,500,000	2,979,675
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/31	2,755,000	3,270,323
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/20	295,000	305,219
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	299,002
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	316,749
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	63,560
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/24	315,000	334,993
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/25	325,000	346,197
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/26	340,000	363,246
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/29	230,000	239,885
Orange County Special Assessment, 3.00%, 9/2/25	285,000	298,569
Orange County Special Assessment, 5.00%, 9/2/26	600,000	714,270
Orange County Special Assessment, 5.00%, 9/2/28	600,000	730,122
Orange County Special Assessment, 5.00%, 9/2/30	875,000	1,050,210
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,134,675
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,244,780
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,483,470
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	2,863,451
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	1,000,000	1,094,970
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,277,160

	Principal Amount	Value
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	$3,690,000	$4,192,873
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,714,525
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,806,525
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,119,780
Oxnard School District GO, VRN, 3.00%, 8/1/20 (AGM)(3)	3,500,000	3,711,680
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	415,055
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,535,344
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,437,067
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,418,403
Palomar Health COP, 6.75%, 11/1/19, Prerefunded at 100% of Par(1)	500,000	530,245
Palomar Health COP, 5.25%, 11/1/20, Prerefunded at 100% of Par(1)	620,000	647,509
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/20	535,000	562,767
Palomar Health COP, (Palomar Health Obligated Group), 6.00%, 11/1/20, Prerefunded at 100% of Par(1)	1,870,000	2,048,622
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/22	770,000	837,883
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/25	650,000	730,464
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/26	475,000	537,387
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/27	720,000	818,446
Palomar Health COP, (Palomar Health Obligated Group), 5.00%, 11/1/32	4,000,000	4,426,720
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/19 (AGC)(3)	3,330,000	4,194,368
Palomar Health Rev., 5.00%, 11/1/21	3,625,000	3,883,390
Palomar Health Rev., 5.00%, 11/1/24	2,375,000	2,647,151
Palomar Health Rev., 5.00%, 11/1/27	4,100,000	4,607,129
Palomar Health Rev., 5.00%, 11/1/29	4,585,000	5,110,395
Palomar Health Rev., 5.00%, 11/1/39	4,080,000	4,408,522
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(2)	2,600,000	1,653,444
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,400,126
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,464,880
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,245,270
Pomona Unified School District GO, 6.15%, 8/1/30 (NATL)	855,000	980,181
Porterville Public Financing Authority Rev., 5.625%, 10/1/36	4,000,000	4,434,960
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(2)	4,890,000	1,978,347
Poway Unified School District Rev., 7.875%, 9/15/19, Prerefunded at 100% of Par(1)	1,010,000	1,075,630
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,650,000	1,930,104
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(1)	790,000	868,771
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(1)	1,300,000	1,434,329

	Principal Amount	Value
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(1)	$1,410,000	$1,560,814
Redding Electric System Rev., 5.00%, 6/1/28	1,000,000	1,209,090
Redding Electric System Rev., 5.00%, 6/1/29	1,250,000	1,502,600
Redding Electric System Rev., 5.00%, 6/1/30	1,250,000	1,485,275
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,473,401
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,296,620
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	803,068
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/20, Prerefunded at 100% of Par(1)	1,560,000	1,719,214
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(1)	1,335,000	1,545,903
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(2)	1,000,000	699,740
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(2)	1,000,000	639,860
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(2)	1,555,000	950,696
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,920,890
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	3,985,344
Riverside Water Rev., VRDN, 2.12%, 9/6/18, resets weekly off the MUNIPSA plus 0.63%	7,040,000	7,040,915
Romoland School District Special Tax, 4.00%, 9/1/21	1,035,000	1,089,224
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,257,591
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/36	1,000,000	1,117,150
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/37	1,100,000	1,225,213
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/38	1,000,000	1,112,510
Roseville Special Tax, 5.00%, 9/1/25	750,000	858,668
Roseville Special Tax, 5.00%, 9/1/26	1,075,000	1,240,754
Roseville Special Tax, 5.00%, 9/1/28	1,025,000	1,180,236
Roseville Special Tax, 5.00%, 9/1/30	1,390,000	1,577,136
Roseville Special Tax, 5.00%, 9/1/31	1,000,000	1,128,810
Roseville Special Tax, 5.00%, 9/1/32	1,250,000	1,407,913
Roseville Special Tax, 5.00%, 9/1/34	1,050,000	1,173,144
Roseville Water Utility Rev., COP, 5.00%, 12/1/26	1,690,000	1,968,123
Roseville Water Utility Rev., COP, 5.00%, 12/1/27	2,250,000	2,610,585
Sacramento City Financing Authority Rev., 5.40%, 11/1/20 (Ambac)	1,355,000	1,409,756
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,061,730
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,059,500
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,059,130
Sacramento County Airport System Rev.,, 5.00%, 7/1/33	1,450,000	1,707,230
Sacramento County Airport System Rev.,, 5.00%, 7/1/34	1,000,000	1,173,660
Sacramento County Airport System Rev.,, 5.00%, 7/1/35	1,000,000	1,169,940

	Principal Amount	Value
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	$1,000,000	$1,112,720
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 2.07%, 9/4/18, resets quarterly off 67% of the 3-month LIBOR plus 0.53% (NATL)	4,000,000	3,906,920
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,411,480
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,685,010
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,000,000	1,179,620
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,610,600
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,497,408
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/18	2,000,000	2,012,220
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,545,228
Salinas Union High School District GO, 0.00%, 8/1/20(2)	5,000,000	4,803,150
San Bernardino Community College District GO, Capital Appreciation, 0.00%, 8/1/19(3)	17,240,000	20,247,001
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 3.00%, 12/1/18 (AGM)	1,725,000	1,732,193
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/19 (AGM)	2,665,000	2,750,760
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/20 (AGM)	2,915,000	3,122,694
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,588,239
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,669,020
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,490,335
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,309,000
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,300,000	4,774,677
San Diego Community College District GO, 5.00%, 8/1/30	3,000,000	3,398,970
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/18	300,000	301,545
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/19	300,000	311,028
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,697,493
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	766,449
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/19	1,290,000	1,327,165
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/21	2,000,000	2,119,360
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,173,440
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	994,526
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,165,780
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	813,673
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	750,000	792,120
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,159,020
San Diego County Regional Transportation Commission Rev., 4.00%, 4/1/21	20,000,000	21,272,400
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/21	5,940,000	6,478,342

	Principal Amount	Value
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/25	$5,250,000	$6,244,770
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/26	2,390,000	2,818,360
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/27	3,485,000	4,100,137
San Diego Public Facilities Financing Authority Sewer Rev., 5.00%, 5/15/19, Prerefunded at 100% of Par(1)	3,680,000	3,771,926
San Diego Public Facilities Financing Authority Sewer Rev., 5.25%, 5/15/20, Prerefunded at 100% of Par(1)	3,400,000	3,613,622
San Diego Public Facilities Financing Authority Sewer Rev., 5.00%, 5/15/28	10,000,000	11,948,300
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/21	2,000,000	2,197,060
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/24	2,000,000	2,249,160
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,127,160
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,154,610
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	283,283
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	564,290
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	844,553
San Diego Unified School District GO, 5.00%, 7/1/28	5,000,000	5,882,250
San Diego Unified School District GO, 5.00%, 7/1/32	1,000,000	1,194,170
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,761,555
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/19	1,500,000	1,535,280
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(1)	980,000	1,066,720
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(1)	1,210,000	1,317,073
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22	1,000,000	1,111,950
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/23	1,500,000	1,708,365
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/24	1,625,000	1,776,320
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,387,125
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/29	5,060,000	5,462,827
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/40	2,150,000	2,259,155
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,518,700
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/21	460,000	500,388
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/26	425,000	487,258
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/27	550,000	627,638
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/28	370,000	420,919

	Principal Amount	Value
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/31	$400,000	$450,600
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.00%, 8/1/19(1)	510,000	531,124
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.00%, 8/1/20(1)	515,000	558,569
San Francisco City & County Redevelopment Financing Authority Tax Allocation, 6.625%, 2/1/21, Prerefunded at 100% of Par(1)	500,000	560,310
San Francisco Public Utilities Commission Water Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(1)	2,780,000	2,941,740
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,217,850
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/25	850,000	977,594
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	11,920,000	13,131,191
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,089,600
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,094,800
San Jose Unified School District GO, 5.00%, 8/1/19	1,000,000	1,033,280
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,522,565
San Mateo Special Tax, 5.50%, 9/1/44	750,000	812,948
Santa Clara Electric Rev., 5.00%, 7/1/30	1,500,000	1,633,200
Santa Clara Valley Transportation Authority Rev., 5.00%, 4/1/20	4,000,000	4,219,880
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,709,175
Santa Monica Redevelopment Agency Tax Allocation, 5.00%, 7/1/42	1,000,000	1,084,190
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,108,110
Santa Rosa Wastewater Rev., Capital Appreciation, 0.00%, 9/1/24 (Ambac)(2)	9,000,000	7,787,880
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	1,000,000	1,101,940
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,610,968
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,264,813
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,502,828
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/20	1,100,000	1,171,753
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/21	1,500,000	1,641,555
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/23	1,200,000	1,367,448
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/25	1,125,000	1,319,704
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/26	1,000,000	1,187,030
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/27	1,155,000	1,387,178
South Orange County Public Financing Authority Special Tax, 5.00%, 8/15/28	1,340,000	1,624,120
Southern California Public Power Authority Rev., 5.00%, 7/1/20	4,000,000	4,255,880
Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	3,042,988

	Principal Amount	Value
Southern California Public Power Authority Rev., 5.00%, 7/1/22	$2,875,000	$2,882,705
Southern California Public Power Authority Rev., VRDN, 1.81%, 9/6/18, resets weekly off the MUNIPSA plus 0.25%	10,000,000	10,014,600
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,098,830
State of California GO, 6.50%, 4/1/19, Prerefunded at 100% of Par(1)	4,060,000	4,179,932
State of California GO, 5.00%, 7/1/19(1)	4,505,000	4,638,528
State of California GO, 5.00%, 9/1/19	7,645,000	7,910,511
State of California GO, 5.25%, 10/1/20	5,000,000	5,205,750
State of California GO, 5.00%, 3/1/23	10,000,000	11,374,000
State of California GO, 5.50%, 4/1/24	4,600,000	4,705,708
State of California GO, 5.00%, 10/1/24	14,590,000	17,080,805
State of California GO, 5.00%, 12/1/26	1,045,000	1,201,844
State of California GO, 5.00%, 2/1/27	10,000,000	11,267,900
State of California GO, 5.00%, 2/1/28	6,795,000	7,641,249
State of California GO, 5.75%, 4/1/28	5,000,000	5,120,550
State of California GO, 5.00%, 11/1/29	2,625,000	2,993,681
State of California GO, 5.75%, 4/1/31	5,000,000	5,120,550
State of California GO, 6.50%, 4/1/33	3,440,000	3,536,182
State of California GO, 5.50%, 3/1/40	3,000,000	3,160,980
State of California GO, VRDN, 2.16%, 9/4/18, resets monthly off 70% of the 1-month LIBOR plus 0.70%	1,700,000	1,713,362
State of California GO, VRDN, 2.22%, 9/4/18, resets monthly off 70% of the 1-month LIBOR plus 0.76%	4,000,000	4,042,520
State of California GO, VRDN, 4.00%, 12/1/21, resets off the remarketing agent	4,000,000	4,251,760
State of California GO, VRN, 2.56%, 9/6/18, resets weekly off the MUNIPSA plus 1.00%	1,600,000	1,602,064
State of California GO, VRN, 2.71%, 9/6/18, resets weekly off the MUNIPSA plus 1.15%	1,920,000	1,940,448
State of California Department of Water Resources Rev., 5.00%, 12/1/19, Prerefunded at 100% of Par(1)	905,000	944,739
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	5,000,000	5,117,950
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(1)	1,860,000	1,968,215
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20	14,215,000	15,046,862
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	1,140,000	1,206,519
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	10,000,000	10,924,100
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/22	4,180,000	4,685,738
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,580,032
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,640,635
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,266,351
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,601,999
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,719,624
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,146,030
Stockton Public Financing Authority Rev., 6.25%, 10/1/38	1,500,000	1,769,505
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	750,000	883,185

	Principal Amount	Value
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/20 (BAM)	$575,000	$601,255
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	450,000	478,980
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	1,015,162
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	715,961
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,738,245
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,076,138
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,096,542
Stockton Unified School District GO, 5.00%, 8/1/30	8,165,000	9,453,274
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AGM)	500,000	588,860
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29 (AGM)	1,155,000	1,355,115
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31 (AGM)	765,000	886,727
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32 (AGM)	750,000	866,063
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/18 (BAM)	325,000	325,000
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/19 (BAM)	265,000	272,719
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/20 (BAM)	400,000	424,976
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	560,547
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	305,586
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,259,517
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	1,000,000	1,004,230
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/28	425,000	477,339
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/33	1,610,000	1,772,079
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/38	1,635,000	1,779,420
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(1)	2,200,000	2,229,942
Tustin Community Facilities District Special Tax, 5.00%, 9/1/22	480,000	535,531
Tustin Community Facilities District Special Tax, 5.00%, 9/1/23	725,000	825,565
Tustin Community Facilities District Special Tax, 5.00%, 9/1/28	1,000,000	1,137,410
Tustin Community Facilities District Special Tax, 5.00%, 9/1/30	1,000,000	1,130,630
Tustin Unified School District Special Tax, 6.00%, 9/1/20, Prerefunded at 100% of Par(1)	2,000,000	2,172,400
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(1)	2,210,000	2,269,007
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(1)	4,285,000	4,400,952
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(1)	1,255,000	1,288,509

	Principal Amount	Value
University of California Rev., 5.00%, 5/15/20	$1,405,000	$1,422,619
University of California Rev., 5.00%, 5/15/22, Prerefunded at 100% of Par(1)	2,840,000	3,173,075
University of California Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(1)	1,395,000	1,598,433
University of California Rev., 5.00%, 5/15/25	6,855,000	7,831,426
University of California Rev., 4.00%, 5/15/26	2,415,000	2,726,559
University of California Rev., 5.00%, 5/15/26	11,300,000	13,343,944
University of California Rev., 5.00%, 5/15/26	3,310,000	3,683,103
University of California Rev., VRDN, 1.40%, 5/15/21, resets off the remarketing agent	1,650,000	1,622,857
University of California Rev., VRDN, 5.00%, 5/15/23, resets off the remarketing agent	9,935,000	11,359,778
University of California Hastings College of the Law Rev., 5.00%, 4/1/31 (AGM)	1,045,000	1,226,067
Upland COP, 5.00%, 1/1/29	1,510,000	1,717,081
Upland COP, 5.00%, 1/1/32	1,475,000	1,654,611
Upland COP, 4.00%, 1/1/36	1,000,000	1,018,680
Upper Santa Clara Valley Joint Powers Authority Rev., 4.00%, 8/1/19	600,000	614,532
Washington Township Health Care District Rev., 5.00%, 7/1/29	600,000	677,496
Washington Township Health Care District Rev., 3.50%, 7/1/30	760,000	745,522
Washington Township Health Care District Rev., 5.00%, 7/1/30	1,200,000	1,349,124
Washington Township Health Care District Rev., 3.75%, 7/1/31	400,000	399,580
Washington Township Health Care District Rev., 4.00%, 7/1/32	135,000	137,103
Washington Township Health Care District Rev., 5.00%, 7/1/35	990,000	1,094,702
Washington Township Health Care District Rev., 4.00%, 7/1/36	200,000	200,878
Washington Township Health Care District Rev., 4.00%, 7/1/37	200,000	200,434
Washington Township Health Care District Rev., 4.00%, 7/1/37	1,000,000	1,002,170
Washington Township Health Care District Rev., 5.00%, 7/1/42	1,000,000	1,091,530
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,290,620
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,419,940
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,702,905
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/18 (XLCA)	1,490,000	1,490,000
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/19 (XLCA)	995,000	1,026,163
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/20 (XLCA)	1,195,000	1,263,593
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,690,000	1,933,749
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,351,631
		1,695,114,443
Guam — 0.4%
Guam Government GO, 6.00%, 11/15/19	435,000	443,996
Guam Government Power Authority Rev., 5.00%, 10/1/19 (AGM)	1,000,000	1,032,300
Guam Government Power Authority Rev., 5.50%, 10/1/20, Prerefunded at 100% of Par(1)	2,150,000	2,311,529
Guam Government Waterworks Authority Rev., 5.00%, 7/1/21	300,000	321,747
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22	325,000	355,550
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23	500,000	555,235

	Principal Amount	Value
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24	$350,000	$393,089
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25	350,000	395,878
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26	500,000	569,240
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27	900,000	1,029,573
		7,408,137
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $1,646,341,197)		1,702,522,580
OTHER ASSETS AND LIABILITIES — 0.8%		12,945,858
TOTAL NET ASSETS — 100.0%		$1,715,468,438

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	234	December 2018	$23,400,000	$33,747,188	$43,349

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Escrowed to maturity in U.S. government securities or state and local government securities.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $26,015,276, which represented 1.5% of total net assets.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

AUGUST 31, 2018
Assets
Investment securities, at value (cost of $1,646,341,197)	$1,702,522,580
Deposits with broker for futures contracts	552,150
Receivable for investments sold	2,727,034
Receivable for capital shares sold	1,064,113
Interest receivable	19,616,138
1,726,482,015

Liabilities
Disbursements in excess of demand deposit cash	392,555
Payable for investments purchased	7,127,708
Payable for capital shares redeemed	2,112,845
Payable for variation margin on futures contracts	31,953
Accrued management fees	591,656
Distribution and service fees payable	18,836
Dividends payable	738,024
11,013,577

Net Assets	$1,715,468,438

Net Assets Consist of:
Capital paid in	$1,658,379,578
Distributions in excess of net investment income	(385,836)
Undistributed net realized gain	1,249,964
Net unrealized appreciation	56,224,732
$1,715,468,438

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,143,719,158	97,796,902	$11.69
I Class	$527,122,527	45,064,841	$11.70
Y Class	$6,889,319	589,049	$11.70
A Class	$21,438,474	1,832,390	$11.70*
C Class	$16,298,960	1,392,549	$11.70
*Maximum offering price $12.25 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED AUGUST 31, 2018
Investment Income (Loss)
Income:
Interest	$54,603,209

Expenses:
Management fees	7,431,110
Distribution and service fees:
A Class	59,351
C Class	177,255
Trustees' fees and expenses	111,425
Other expenses	1,260
7,780,401

Net investment income (loss)	46,822,808

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,862,756
Futures contract transactions	(273,417)
6,589,339

Change in net unrealized appreciation (depreciation) on:
Investments	(53,967,745)
Futures contracts	43,349
(53,924,396)

Net realized and unrealized gain (loss)	(47,335,057)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(512,249)

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2018 AND AUGUST 31, 2017
Increase (Decrease) in Net Assets	August 31, 2018	August 31, 2017
Operations
Net investment income (loss)	$46,822,808	$39,501,225
Net realized gain (loss)	6,589,339	(1,951,039)
Change in net unrealized appreciation (depreciation)	(53,924,396)	(32,683,299)
Net increase (decrease) in net assets resulting from operations	(512,249)	4,866,887

Distributions to Shareholders
From net investment income:
Investor Class	(34,169,152)	(30,211,078)
I Class	(12,012,100)	(8,221,972)
Y Class	(194,186)	(20,623)
A Class	(552,479)	(782,915)
C Class	(278,809)	(264,637)
Decrease in net assets from distributions	(47,206,726)	(39,501,225)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	142,225,369	(12,348,127)

Net increase (decrease) in net assets	94,506,394	(46,982,465)

Net Assets
Beginning of period	1,620,962,044	1,667,944,509
End of period	$1,715,468,438	$1,620,962,044

Distributions in excess of net investment income	$(385,836)	$(1,918)

See Notes to Financial Statements.

Notes to Financial Statements

AUGUST 31, 2018

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended August 31, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended August 31, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $66,707,992 and $51,365,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended August 31, 2018 were $929,737,115 and $1,093,155,215, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2018		Year ended August 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	15,879,082	$187,195,893	28,555,756	$337,178,944
Issued in connection with reorganization (Note 10)	25,334,051	302,675,343	–	–
Issued in reinvestment of distributions	2,195,740	25,818,804	1,894,579	22,430,340
Redeemed	(45,318,617)	(532,702,402)	(37,128,247)	(437,782,909)
	(1,909,744)	(17,012,362)	(6,677,912)	(78,173,625)
I Class
Sold	28,096,338	330,499,136	16,257,663	192,865,962
Issued in connection with reorganization (Note 10)	443,483	5,297,825	–	–
Issued in reinvestment of distributions	946,228	11,124,177	676,414	8,010,731
Redeemed	(15,944,536)	(187,593,061)	(9,761,771)	(114,578,900)
	13,541,513	159,328,077	7,172,306	86,297,793
Y Class
Sold	271,037	3,197,701	525,409	6,241,732
Issued in reinvestment of distributions	16,518	194,165	1,723	20,623
Redeemed	(217,915)	(2,558,868)	(7,723)	(92,347)
	69,640	832,998	519,409	6,170,008
A Class
Sold	442,136	5,196,744	375,434	4,424,578
Issued in connection with reorganization (Note 10)	534,573	6,390,877	–	–
Issued in reinvestment of distributions	45,522	535,485	57,669	682,383
Redeemed	(1,092,405)	(12,888,216)	(2,381,374)	(28,086,003)
	(70,174)	(765,110)	(1,948,271)	(22,979,042)
C Class
Sold	65,745	776,974	234,957	2,795,555
Issued in connection with reorganization (Note 10)	304,020	3,635,324	–	–
Issued in reinvestment of distributions	20,136	236,967	18,957	224,556
Redeemed	(407,132)	(4,807,499)	(564,016)	(6,683,372)
	(17,231)	(158,234)	(310,102)	(3,663,261)
Net increase (decrease)	11,614,004	$142,225,369	(1,244,570)	$(12,348,127)

(1)	April 10, 2017 (commencement of sale) through August 31, 2017 for the Y Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and unrealized appreciation (depreciation) on futures contracts were classified as Level 2 and Level 1, respectively. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to these interest rate risk derivative instruments held during the period was $24,100,000 futures contracts sold.

The value of interest rate risk derivative instruments as of August 31, 2018, is disclosed on the Statement of Assets and Liabilities as a liability of $31,953 in payable for variation margin on futures contracts.* For the year ended August 31, 2018, the effect of interest rate risk derivative instruments on the Statement of Operations was $(273,417) in net realized gain (loss) on futures contract transactions and $43,349 in change in net unrealized appreciation (depreciation) on futures contracts.

* Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

9. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2018 and August 31, 2017 were as follows:

	2018	2017
Distributions Paid From
Exempt income	$47,206,726	$39,501,225
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$1,646,341,197
Gross tax appreciation of investments	$59,544,127
Gross tax depreciation of investments	(3,362,744)
Net tax appreciation (depreciation) of investments	$56,181,383
Other book-to-tax adjustments	$(385,836)
Undistributed exempt income	—
Accumulated long-term gains	$1,293,313

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization for tax purposes of unrealized gains (losses) on futures contracts.

10. Reorganization

On June 14, 2017, the Board of Trustees approved an agreement and plan of reorganization (the reorganization), whereby the net assets of California Long-Term Tax-Free Fund, one fund in a series issued by the trust, were transferred to California Intermediate-Term Tax-Free Bond Fund in exchange for shares of California Intermediate-Term Tax-Free Bond Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of California Intermediate-Term Tax-Free Bond Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on October 20, 2017.

The reorganization was accomplished by a tax-free exchange of shares. On October 20, 2017, California Long-Term Tax-Free Fund exchanged its shares for shares of California Intermediate-Term Tax-Free Bond Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
California Long-Term Tax-Free Fund – Investor Class	26,325,383	California Intermediate-Term Tax-Free Bond Fund – Investor Class	25,334,051
California Long-Term Tax-Free Fund – I Class	460,837	California Intermediate-Term Tax-Free Bond Fund – I Class	443,483
California Long-Term Tax-Free Fund – A Class	555,974	California Intermediate-Term Tax-Free Bond Fund – A Class	534,573
California Long-Term Tax-Free Fund – C Class	316,180	California Intermediate-Term Tax-Free Bond Fund – C Class	304,020

The net assets of California Long-Term Tax-Free Fund and California Intermediate-Term Tax-Free Bond Fund immediately before the reorganization were $317,999,369 and $1,626,564,192, respectively. California Long-Term Tax-Free Fund's unrealized appreciation of $24,755,277 was combined with that of California Intermediate-Term Tax-Free Bond Fund. Immediately after the reorganization, the combined net assets were $1,944,563,561.

Assuming the reorganization had been completed on September 1, 2017, the beginning of the annual reporting period, the pro forma results of operations for the period ended August 31, 2018 are as follows:

Net investment income (loss)	$48,264,905
Net realized and unrealized gain (loss)	(48,113,885)
Net decrease in net assets resulting from operations	$151,020

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of California Long-Term Tax-Free Fund that have been included in the fund’s Statement of Operations since October 20, 2017.

11. Recently Issued Accounting Standards
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018	$12.00	0.30	(0.31)	(0.01)	(0.30)	$11.69	0.03%	0.47%	2.56%	52%	$1,143,719
2017	$12.24	0.29	(0.24)	0.05	(0.29)	$12.00	0.46%	0.47%	2.43%	52%	$1,196,600
2016	$11.85	0.28	0.39	0.67	(0.28)	$12.24	5.74%	0.47%	2.34%	23%	$1,301,751
2015	$11.94	0.29	(0.09)	0.20	(0.29)	$11.85	1.68%	0.47%	2.42%	30%	$1,216,943
2014	$11.36	0.29	0.58	0.87	(0.29)	$11.94	7.68%	0.47%	2.52%	52%	$1,064,224
I Class
2018	$12.00	0.32	(0.29)	0.03	(0.33)	$11.70	0.23%	0.27%	2.76%	52%	$527,123
2017	$12.24	0.31	(0.24)	0.07	(0.31)	$12.00	0.66%	0.27%	2.63%	52%	$378,363
2016	$11.85	0.31	0.39	0.70	(0.31)	$12.24	5.95%	0.27%	2.54%	23%	$298,010
2015	$11.94	0.31	(0.09)	0.22	(0.31)	$11.85	1.88%	0.27%	2.62%	30%	$232,892
2014	$11.37	0.32	0.57	0.89	(0.32)	$11.94	7.90%	0.27%	2.72%	52%	$207,978
Y Class
2018	$12.00	0.33	(0.30)	0.03	(0.33)	$11.70	0.26%	0.24%	2.79%	52%	$6,889
2017(4)	$11.78	0.12	0.23	0.35	(0.13)	$12.00	2.94%	0.24%(5)	2.62%(5)	52%(3)	$6,233

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018	$12.00	0.27	(0.30)	(0.03)	(0.27)	$11.70	(0.22)%	0.72%	2.31%	52%	$21,438
2017	$12.24	0.26	(0.24)	0.02	(0.26)	$12.00	0.21%	0.72%	2.18%	52%	$22,836
2016	$11.85	0.25	0.39	0.64	(0.25)	$12.24	5.47%	0.72%	2.09%	23%	$47,126
2015	$11.94	0.26	(0.09)	0.17	(0.26)	$11.85	1.42%	0.72%	2.17%	30%	$39,308
2014	$11.37	0.27	0.57	0.84	(0.27)	$11.94	7.41%	0.72%	2.27%	52%	$32,899
C Class
2018	$12.01	0.18	(0.31)	(0.13)	(0.18)	$11.70	(0.96)%	1.47%	1.56%	52%	$16,299
2017	$12.24	0.17	(0.23)	(0.06)	(0.17)	$12.01	(0.46)%	1.47%	1.43%	52%	$16,929
2016	$11.86	0.16	0.38	0.54	(0.16)	$12.24	4.60%	1.47%	1.34%	23%	$21,058
2015	$11.95	0.17	(0.09)	0.08	(0.17)	$11.86	0.67%	1.47%	1.42%	30%	$16,531
2014	$11.37	0.18	0.58	0.76	(0.18)	$11.95	6.71%	1.47%	1.52%	52%	$17,738

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2017.

(4)	April 10, 2017 (commencement of sale) through August 31, 2017.

(5)	Annualized.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century California Tax-Free and Municipal Funds and Shareholders of California Intermediate-Term Tax-Free Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California Intermediate-Term Tax-Free Bond Fund (one of the funds constituting American Century California Tax-Free and Municipal Funds, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
October 17, 2018

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than threefourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	45	CYS Investments, Inc.; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	45	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to present)	45	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	50	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, iShares by BlackRock, Inc. (investment management firm) (2010 to 2011, 2013 to 2015); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	45	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present); Chair, Department of Economics, Stanford University (2011 to 2014)	45	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	45	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present)	45	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	117	BioMed Valley Discoveries, Inc.

The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $47,159,456 as exempt interest dividends for the fiscal year ended August 31, 2018.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90327 1810

Annual Report

August 31, 2018

California Tax-Free Money Market Fund
Investor Class (BCTXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the 12 months ended August 31, 2018. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional, updated investment and market insights, we encourage you to visit our website, americancentury.com.

Tax Reform, Rising Rates Led to Muted Municipal Bond Returns

Fixed-income investors faced a challenging backdrop as the reporting period unfolded. Early on, improving economic data, along with the Federal Reserve’s (Fed’s) efforts to normalize monetary policy, helped push U.S. Treasury yields higher. In addition to these influences, uncertainty regarding federal tax reform also weighed on the municipal bond (muni) market. Debate surrounding certain provisions related to the muni market pressured returns ahead of Congress’s December 2017 vote on the tax-reform bill. However, the final legislation was devoid of many surprises and left intact the tax-exempt status of most munis.

Heightened market volatility resurfaced in early 2018. Positive economic and jobs data and rising inflation expectations helped drive Treasury yields to their highest levels in several years. In response, the Fed assumed a more hawkish tone and upped its rate-hike outlook for 2018. On the political front, President Trump’s administration announced a series of tariffs that fueled fears of a global trade war, which contributed to the broad market unrest.

Volatility eased somewhat by the end of the reporting period. Tariffs and other geopolitical issues sparked a flight to quality, and Treasury yields retreated from their earlier highs. Overall, a slowdown in muni issuance, particularly in the second half of the period, coupled with healthy investor demand for munis aided returns. For the 12-month period, national and California munis advanced slightly and outperformed Treasuries. Returns for high-yield munis were stronger, bolstered by investor demand for yield.

With inflationary pressures mounting, interest rates rising, and the implications of tax reform still unfolding, fixed-income investors will continue to face evolving opportunities and challenges. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of August 31, 2018
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	BCTXX	0.75%	0.23%	0.20%	2.27%	11/9/83
Fund returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class 0.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

August 31, 2018
Yields
7-Day Current Yield	1.03%
7-Day Effective Yield	1.04%

Portfolio at a Glance
Weighted Average Maturity	10 days
Weighted Average Life	21 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	93%
31-90 days	7%
91-180 days	—
More than 180 days	—

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from March 1, 2018 to August 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 3/1/18	Ending Account Value 8/31/18	Expenses Paid During Period(1) 3/1/18 - 8/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,004.50	$2.53	0.50%
Hypothetical
Investor Class	$1,000	$1,022.69	$2.55	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

6

Schedule of Investments

AUGUST 31, 2018

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.2%
California — 98.9%
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 1.61%, 9/7/18, resets weekly off the remarketing agent (LOC: Bank of Stockton and FHLB)	$2,995,000	$2,995,000
California Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 1.61%, 9/7/18, resets weekly off the remarketing agent (LOC: First Republic Bank and FHLB)	5,630,000	5,630,000
California Health Facilities Financing Authority Rev., (Kaiser Credit Group), VRDN, 1.49%, 9/7/18, resets weekly off the remarketing agent	4,250,000	4,250,000
California Infrastructure & Economic Development Bank Rev., (Bay Institute Aquarium Foundation), VRDN, 1.45%, 9/7/18, resets weekly off the remarketing agent (LOC: Union Bank N.A. and FHLB)	2,135,000	2,135,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 1.60%, 9/7/18, resets weekly off the remarketing agent (LOC: Rabobank N.A. and Rabobank Nederland)	4,565,000	4,565,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 1.60%, 9/7/18, resets weekly off the remarketing agent (LOC: Rabobank N.A. and Rabobank Cooperatieve)	2,035,000	2,035,000
California Infrastructure & Economic Development Bank Rev., (EB Property Management LLC), VRDN, 1.56%, 9/7/18, resets weekly off the remarketing agent (LOC: California United Bank and Wells Fargo Bank N.A.)	1,180,000	1,180,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 1.60%, 9/7/18, resets weekly off the remarketing agent (LOC: Bank of the West)	880,000	880,000
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 1.50%, 9/4/18, resets daily off the remarketing agent (LOC: Union Bank N.A.)	400,000	400,000
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 1.50%, 9/4/18, resets daily off the remarketing agent (LOC: Union Bank N.A.)	2,300,000	2,300,000
California Infrastructure & Economic Development Bank Rev., VRDN, 1.61%, 9/7/18, resets weekly off the remarketing agent (LOC: Union Bank N.A.)	2,030,000	2,030,000
California Municipal Finance Authority Rev., (Central Coast YMCA), VRDN, 1.59%, 9/7/18, resets weekly off the remarketing agent (LOC: Pacific Capital Bank N.A. and FHLB)	4,320,000	4,320,000
California Municipal Finance Authority Rev., (High Desert Partnership In Academic Excellence Foundation, Inc.), VRDN, 1.61%, 9/7/18, resets weekly off the remarketing agent (LOC: Union Bank N.A.)	1,905,000	1,905,000
California Pollution Control Financing Authority Rev., (Pacific Gas & Electric Co.), VRDN, 1.48%, 9/4/18, resets daily off the remarketing agent (LOC: TD Bank N.A.)	1,800,000	1,800,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.51%, 9/7/18, resets weekly off the remarketing agent	1,205,000	1,205,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 1.52%, 9/7/18, resets weekly off the remarketing agent	700,000	700,000

7

	Principal Amount	Value
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), VRDN, 1.37%, 9/7/18, resets weekly off the remarketing agent (LOC: Northern Trust Company)	$1,100,000	$1,100,000
Calleguas-Las Virgenes Public Financing Authority Rev., VRDN, 1.49%, 9/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,200,000	1,200,000
Fresno Rev., (Wasatch Pool Holdings LLC), VRDN, 1.42%, 9/7/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	5,085,000	5,085,000
Irvine Ranch Water District Special Assessment, VRN, 1.55%, 9/6/18, resets weekly off the MUNIPSA less 0.01%	4,000,000	4,000,000
Irvine Ranch Water District Special Assessment, VRN, 1.55%, 9/6/18, resets weekly off the MUNIPSA less 0.01%	4,000,000	4,000,000
Los Angeles Community Redevelopment Agency Rev., (Promenade Towers Ltd.), VRDN, 1.41%, 9/7/18, resets weekly off the remarketing agent (LOC: FHLMC)(LIQ FAC: FHLMC)	6,100,000	6,100,000
Los Angeles County Metropolitan Transportation Authority, 1.40%, 9/6/18 (LOC: Citibank N.A.)	4,000,000	4,000,000
Metropolitan Water District of Southern California Rev., VRN, 1.53%, 9/6/18, resets weekly off the MUNIPSA less 0.03%	5,000,000	5,000,000
Modesto Rev., (Westdale Commons), VRDN, 1.45%, 9/7/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	2,000,000	2,000,000
Otay Water District COP, VRDN, 1.61%, 9/7/18, resets weekly off the remarketing agent (LOC: Union Bank N.A.)	500,000	500,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 1.61%, 9/7/18, resets weekly off the remarketing agent (LOC: Bank of the Sierra and FHLB)	5,380,000	5,380,000
Riverside County Rev., 3.00%, 10/25/18	2,500,000	2,507,528
San Bernardino County Rev., (WLP Parkview Place Apartments LLC), VRDN, 1.36%, 9/7/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	2,500,000	2,500,000
San Bernardino County Flood Control District Rev., VRDN, 1.52%, 9/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,000,000	1,000,000
San Diego County Regional Transportation Commission Rev., VRDN, 1.30%, 9/7/18, resets weekly off the remarketing agent (SBBPA: State Street Bank & Trust Co.)	4,000,000	4,000,000
San Diego County Water Authority Financing Corp., 1.52%, 10/2/18 (LIQ FAC: Bank of America N.A.)	4,000,000	4,000,000
San Diego Public Facilities Financing Authority Water Rev., 1.43%, 10/4/18 (LOC: Bank of America N.A.)	4,000,000	4,000,000
San Francisco City & County Public Utilities Commission, 1.20%, 9/25/18 (LOC: Bank of America N.A.)	3,000,000	3,000,000
San Francisco City & County Public Utilities Commission Power, 1.47%, 9/12/18 (LOC: Bank of America N.A.)	2,000,000	2,000,000
State of California Department of Water Resources, 1.41%, 9/11/18 (GA: Wells Fargo Bank N.A.)	7,000,000	7,000,000
State of California Department of Water Resources, 1.40%, 9/12/18 (GA: Wells Fargo Bank N.A.)	2,319,000	2,319,000
State of California Department of Water Resources, 1.60%, 10/3/18 (GA: Wells Fargo Bank N.A.)	1,500,000	1,500,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 1.66%, 9/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.54%, 9/7/18, resets weekly off the remarketing agent (LIQ FAC: Barclays Bank plc)(1)	2,220,000	2,220,000

8

	Principal Amount	Value
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.56%, 9/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	$990,000	$990,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.58%, 9/7/18, resets weekly off the remarketing agent (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.59%, 9/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.59%, 9/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.66%, 9/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,750,000	3,750,000
Town of Apple Valley COP, VRDN, 1.61%, 9/7/18, resets weekly off the remarketing agent (LOC: Union Bank N.A.)	385,000	385,000
Town of Hillsborough COP, VRDN, 1.30%, 9/7/18, resets weekly off the remarketing agent (SBBPA: Bank of the West)	6,950,000	6,950,000
University of California Rev., VRDN, 1.37%, 9/7/18, resets daily off the remarketing agent	1,800,000	1,800,000
Victorville Joint Powers Finance Authority Rev., VRDN, 2.06%, 9/7/18, resets weekly off the remarketing agent (LOC: BNP Paribas)	13,395,000	13,395,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 1.57%, 9/7/18, resets weekly off the remarketing agent (LOC: Bank of the West)	6,070,000	6,070,000
		162,581,528
Nevada — 0.3%
Truckee Meadows Water Authority, 1.44%, 9/5/18 (LOC: Wells Fargo Bank N.A.)	525,000	525,000
TOTAL INVESTMENT SECURITIES — 99.2%		163,106,528
OTHER ASSETS AND LIABILITIES — 0.8%		1,336,870
TOTAL NET ASSETS — 100.0%		$164,443,398

9

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $23,460,000, which represented 14.3% of total net assets.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

AUGUST 31, 2018
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$163,106,528
Cash	601,800
Receivable for investments sold	425,000
Receivable for capital shares sold	114,215
Interest receivable	278,401
164,525,944

Liabilities
Payable for capital shares redeemed	12,555
Accrued management fees	69,991
82,546

Net Assets	$164,443,398

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	164,417,407

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$164,417,413
Undistributed net realized gain	25,985
$164,443,398

See Notes to Financial Statements.

11

Statement of Operations

YEAR ENDED AUGUST 31, 2018
Investment Income (Loss)
Income:
Interest	$2,104,179

Expenses:
Management fees	829,080
Trustees' fees and expenses	10,604
Other expenses	93
839,777

Net investment income (loss)	1,264,402

Net realized gain (loss) on investment transactions	25,985

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,290,387

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2018 AND AUGUST 31, 2017
Increase (Decrease) in Net Assets	August 31, 2018	August 31, 2017
Operations
Net investment income (loss)	$1,264,402	$558,177
Net realized gain (loss)	25,985	1,100
Net increase (decrease) in net assets resulting from operations	1,290,387	559,277

Distributions to Shareholders
From net investment income	(1,264,402)	(558,177)
From net realized gains	(1,100)	(24,559)
Decrease in net assets from distributions	(1,265,502)	(582,736)

Capital Share Transactions
Proceeds from shares sold	79,973,091	59,455,310
Proceeds from reinvestment of distributions	1,260,560	572,774
Payments for shares redeemed	(85,596,679)	(60,863,189)
Net increase (decrease) in net assets from capital share transactions	(4,363,028)	(835,105)

Net increase (decrease) in net assets	(4,338,143)	(858,564)

Net Assets
Beginning of period	168,781,541	169,640,105
End of period	$164,443,398	$168,781,541

Transactions in Shares of the Fund
Sold	79,973,091	59,455,310
Issued in reinvestment of distributions	1,260,560	572,774
Redeemed	(85,596,679)	(60,863,189)
Net increase (decrease) in shares of the fund	(4,363,028)	(835,105)

See Notes to Financial Statements.

13

Notes to Financial Statements

AUGUST 31, 2018

1. Organization

American Century California Tax-Free and Municipal Funds (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. California Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal and California income taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

14

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended August 31, 2018 was 0.49%.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $6,840,000 and $46,632,992, respectively. The effect of interfund transactions on the Statement of Operations was $(8) in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Risk Factors

The fund focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification.

15

6. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2018 and August 31, 2017 were as follows:

	2018	2017
Distributions Paid From
Exempt income	$1,264,402	$558,177
Taxable ordinary income	$1,100	—
Long-term capital gains	—	$24,559

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of August 31, 2018, the fund had undistributed ordinary income and accumulated long-term gains for federal income tax purposes of $11,885 and $14,100, respectively.

7. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2018	$1.00	0.01	—(2)	0.01	(0.01)	—(2)	(0.01)	$1.00	0.75%	0.50%	0.50%	0.75%	0.75%	$164,443
2017	$1.00	—(2)	—(2)	—(2)	—(2)	—(2)	—(2)	$1.00	0.35%	0.50%	0.50%	0.33%	0.33%	$168,782
2016	$1.00	—(2)	—(2)	—(2)	—(2)	—(2)	—(2)	$1.00	0.02%	0.29%	0.50%	0.02%	(0.19)%	$169,640
2015	$1.00	—(2)	—(2)	—(2)	—(2)	—	—(2)	$1.00	0.01%	0.13%	0.50%	0.01%	(0.36)%	$199,644
2014	$1.00	—(2)	—(2)	—(2)	—(2)	—	—(2)	$1.00	0.01%	0.16%	0.50%	0.01%	(0.33)%	$221,042

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century California Tax-Free and Municipal Funds and Shareholders of California Tax-Free Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of California Tax-Free Money Market Fund (one of the funds constituting American Century California Tax-Free and Municipal Funds, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
October 17, 2018

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

18

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than threefourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	45	CYS Investments, Inc.; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	45	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to present)	45	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	50	None

19

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, iShares by BlackRock, Inc. (investment management firm) (2010 to 2011, 2013 to 2015); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	45	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present); Chair, Department of Economics, Stanford University (2011 to 2014)	45	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	45	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present)	45	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	117	BioMed Valley Discoveries, Inc.

The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

20

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

21

Approval of Management Agreement

At a meeting held on June 19, 2018, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the Advisor’s compliance policies, procedures, and regulatory experience;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	any economies of scale associated with the Advisor’s management of the Fund and other accounts;

•	services provided and charges to other investment management clients of the Advisor;

•	acquired fund fees and expenses;

•	payments and practices in connection with financial intermediaries holding shares of the Fund and the services provided by intermediaries in connection therewith; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

22

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the first quartile of its peer group for the one-, three-, five-, and ten-year periods reviewed by the Board.The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

23

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields and the wide variance of expenses waived, the Board recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They

24

observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits. The Board found such payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $1,265,159 as exempt interest dividends for the fiscal year ended August 31, 2018.

The fund hereby designates $1,100 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended August 31, 2018.

27

Notes

28

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century California Tax-Free and Municipal Funds

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-90328 1810

ITEM 2. CODE OF ETHICS.

(a)
The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)	No response required.

(c)	None.

(d)	None.

(e)	Not applicable.

(f)
The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	Tanya S. Beder, Anne Casscells, Peter F. Pervere and Ronald J. Gilson are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

(b)	No response required.

(c)	No response required.

(d)	No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2017:    $126,399
FY 2018:    $84,792

(b)	Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2017:$0
FY 2018:$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2017:$0
FY 2018:$0

(c)	Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2017:    $0
FY 2018:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2017:    $0
FY 2018:    $0

(d)	All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2017:$0
FY 2018:$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2017:$0
FY 2018:$0

(e)(1)
In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)
All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2017:    $141,746
FY 2018:    $128,203

(h)
The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)
Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President
(principal executive officer)

Date:	October 25, 2018

By:	/s/ R. Wes Campbell
Name: R. Wes Campbell
Title: Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	October 25, 2018